SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549
Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

     Pre-Effective Amendment No. _____                             [ ]

     Post-Effective Amendment No.  29       File No.  2-79131      [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

     Amendment No.  30                      File No.  811-3557     [X]

SCOUT STOCK FUND, INC.
(Exact Name of Registrant as Specified in Charter)

2440 Pershing Road, G-15 Kansas City, Missouri 64108
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code (816)_471-5200

Larry D. Armel, President, SCOUT STOCK FUND, INC.
2440 Pershing Road, G-15, Kansas City, Missouri 64108
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: October 31, 1996

It is proposed that this filing become effective:

  X   on October 31, 1996 pursuant to paragraph (b) of Rule 485

Registrant has registered an indefinite number or amount of securities
under the Securities Act of 1933 pursuant to Rule    24f-2 of the
Investment Company Act of 1940, and will file its required Rule 24f-2 Notice for the Registrant's fiscal year ended June 30, 1997, by August 30, 1997.

Please address inquiries         and a carbon copy of all
and communications to:           communications to:
     John G. Dyer, Esq.               Mark H. Plafker, Esq.
     Scout Stock Fund, Inc.           Stradley, Ronon, Stevens & Young
     2440 Pershing Road, G-15         2600 One Commerce Square
     Kansas City, MO  64108           Philadelphia, PA  19103-7098
     Telephone: (816) 471-5200        Telephone:  (215) 564-8024

                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549
Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

     Pre-Effective Amendment No. _____                             [ ]

     Post-Effective Amendment No.  29       File No.  2-79132      [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

     Amendment No.  30                      File No.  811-3558     [X]

SCOUT BOND FUND, INC.
(Exact Name of Registrant as Specified in Charter)

2440 Pershing Road, G-15 Kansas City, Missouri 64108
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code (816)_471-5200

Larry D. Armel, President, SCOUT BOND FUND, INC.
2440 Pershing Road, G-15, Kansas City, Missouri 64108
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: October 31, 1996

It is proposed that this filing become effective:

  X   on October 31, 1996 pursuant to paragraph (b) of Rule 485

Registrant has registered an indefinite number or amount of securities
under the Securities Act of 1933 pursuant to Rule    24f-2 of the
Investment Company Act of 1940, and will file its required Rule 24f-2 Notice for the Registrant's fiscal year ended June 30, 1997, by August 30, 1997.

Please address inquiries         and a carbon copy of all
and communications to:           communications to:
     John G. Dyer, Esq.               Mark H. Plafker, Esq.
     Scout Bond Fund, Inc.            Stradley, Ronon, Stevens & Young
     2440 Pershing Road, G-15         2600 One Commerce Square
     Kansas City, MO  64108           Philadelphia, PA  19103-7098
     Telephone: (816) 471-5200        Telephone:  (215) 564-8024

                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549
Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

     Pre-Effective Amendment No.  _____                            [ ]

     Post-Effective Amendment No.   5       File No.  33-58070     [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

     Amendment No.   6                      File No.  811-7472     [X]

SCOUT BALANCED FUND, INC.
(Exact Name of Registrant as Specified in Charter)

2440 Pershing Road, G-15 Kansas City, Missouri 64108
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code (816)_471-5200

Larry D. Armel, President, SCOUT BALANCED FUND, INC.
2440 Pershing Road, G-15, Kansas City, Missouri 64108
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: October 31, 1996

It is proposed that this filing become effective:

  X   on October 31, 1996 pursuant to paragraph (b) of Rule 485

Registrant has registered an indefinite number or amount of securities
under the Securities Act of 1933 pursuant to Rule    24f-2 of the
Investment Company Act of 1940, and will file its required Rule 24f-2 Notice for the Registrant's fiscal year ended December 31, 1997, by February 28, 1997.

Please address inquiries         and a carbon copy of all
and communications to:           communications to:
     John G. Dyer, Esq.               Mark H. Plafker, Esq.
     Scout Balanced Fund, Inc.        Stradley, Ronon, Stevens & Young
     2440 Pershing Road, G-15         2600 One Commerce Square
     Kansas City, MO  64108           Philadelphia, PA  19103-7098
     Telephone: (816) 471-5200        Telephone:  (215) 564-8024

                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549
Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

     Pre-Effective Amendment No. _____                             [ ]

     Post-Effective Amendment No.  30       File No.  2-79130      [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

     Amendment No.  31                      File No.  811-3556     [X]

SCOUT TAX-FREE MONEY MARKET FUND, INC.
(Exact Name of Registrant as Specified in Charter)

2440 Pershing Road, G-15 Kansas City, Missouri 64108
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code (816)_471-5200

Larry D. Armel, President, SCOUT TAX-FREE MONEY MARKET FUND, INC.
2440 Pershing Road, G-15, Kansas City, Missouri 64108
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: October 31, 1996

It is proposed that this filing become effective:

  X   on October 31, 1996 pursuant to paragraph (b) of Rule 485

Registrant has registered an indefinite number or amount of securities
under the Securities Act of 1933 pursuant to Rule    24f-2 of the
Investment Company Act of 1940, and will file its required Rule 24f-2 Notice for the Registrant's fiscal year ended June 30, 1997, by August 30, 1997.

Please address inquiries         and a carbon copy of all
and communications to:           communications to:
     John G. Dyer, Esq.               Mark H. Plafker, Esq.
     Scout Tax-Free                   Stradley, Ronon, Stevens & Young
     Money Market Fund, Inc.          2600 One Commerce Square
     2440 Pershing Road, G-15         Philadelphia, PA  19103-7098
     Kansas City, MO  64108           Telephone:  (215) 564-8024
     Telephone: (816) 471-5200

                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549
Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

     Pre-Effective Amendment No. _____                             [ ]

     Post-Effective Amendment No.  30       File No.  2-78688      [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

     Amendment No.  31                      File No.  811-3528     [X]

SCOUT MONEY MARKET FUND, INC.
(Exact Name of Registrant as Specified in Charter)

2440 Pershing Road, G-15 Kansas City, Missouri 64108
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code (816)_471-5200

Larry D. Armel, President, SCOUT MONEY MARKET FUND, INC.
2440 Pershing Road, G-15, Kansas City, Missouri 64108
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: October 31, 1996

It is proposed that this filing become effective:

  X   on October 31, 1996 pursuant to paragraph (b) of Rule 485

Registrant has registered an indefinite number or amount of securities
under the Securities Act of 1933 pursuant to Rule    24f-2 of the
Investment Company Act of 1940, and will file its required Rule 24f-2 Notice for the Registrant's fiscal year ended June 30, 1997, by August 30, 1997.

Please address inquiries         and a carbon copy of all
and communications to:           communications to:
     John G. Dyer, Esq.               Mark H. Plafker, Esq.
     Scout Money Market Fund, Inc.    Stradley, Ronon, Stevens & Young
     2440 Pershing Road, G-15         2600 One Commerce Square
     Kansas City, MO  64108           Philadelphia, PA  19103-7098
     Telephone: (816) 471-5200        Telephone:  (215) 564-8024

                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549
Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

     Pre-Effective Amendment No. _____                             [ ]

     Post-Effective Amendment No.  24       File No.  33-9175      [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

     Amendment No.  25                      File No.  811-4860     [X]

SCOUT REGIONAL FUND, INC.
(Exact Name of Registrant as Specified in Charter)

2440 Pershing Road, G-15 Kansas City, Missouri 64108
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code (816)_471-5200

Larry D. Armel, President, SCOUT REGIONAL FUND, INC.
2440 Pershing Road, G-15, Kansas City, Missouri 64108
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: October 31, 1996

It is proposed that this filing become effective:

  X   on October 31, 1996 pursuant to paragraph (b) of Rule 485

Registrant has registered an indefinite number or amount of securities
under the Securities Act of 1933 pursuant to Rule    24f-2 of the
Investment Company Act of 1940, and will file its required Rule 24f-2 Notice for the Registrant's fiscal year ended December 31, 1997, by February 28, 1997.

Please address inquiries         and a carbon copy of all
and communications to:           communications to:
     John G. Dyer, Esq.               Mark H. Plafker, Esq.
     Scout Regional Fund, Inc.        Stradley, Ronon, Stevens & Young
     2440 Pershing Road, G-15         2600 One Commerce Square
     Kansas City, MO  64108           Philadelphia, PA  19103-7098
     Telephone: (816) 471-5200        Telephone:  (215) 564-8024

                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549
Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

     Pre-Effective Amendment No.  _____                            [ ]

     Post-Effective Amendment No.  12       File No.  33-58070     [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

     Amendment No.  14                      File No.  811-7472     [X]

SCOUT WORLDWIDE FUND, INC.
(Exact Name of Registrant as Specified in Charter)

2440 Pershing Road, G-15 Kansas City, Missouri 64108
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code (816)_471-5200

Larry D. Armel, President, SCOUT WORLDWIDE FUND, INC.
2440 Pershing Road, G-15, Kansas City, Missouri 64108
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: October 31, 1996

It is proposed that this filing become effective:

  X   on October 31, 1996 pursuant to paragraph (b) of Rule 485

Registrant has registered an indefinite number or amount of securities
under the Securities Act of 1933 pursuant to Rule    24f-2 of the
Investment Company Act of 1940, and will file its required Rule 24f-2 Notice for the Registrant's fiscal year ended December 31, 1997, by February 28, 1997.

Please address inquiries         and a carbon copy of all
and communications to:           communications to:
     John G. Dyer, Esq.               Mark H. Plafker, Esq.
     Scout WorldWide Fund, Inc.       Stradley, Ronon, Stevens & Young
     2440 Pershing Road, G-15         2600 One Commerce Square
     Kansas City, MO  64108           Philadelphia, PA  19103-7098
     Telephone: (816) 471-5200        Telephone:  (215) 564-8024

                           SCOUT FUND GROUP

                        CROSS REFERENCE SHEET

Form N-1A Item Number                          Location in Prospectus

Item 1.   Cover Page . . . . . . . . . . . . . Cover Page

Item 2.   Synopsis . . . . . . . . . . . . . . Highlights

Item 3.   Condensed Financial Information  . . Per Share Capital and
                                               Income Changes

Item 4.   General Description of Registrant. . Investment Objective
                                               and Portfolio
                                               Management Policy

Item 5.   Management of the Fund . . . . . . . Officers and Directors;
                                               Management and
                                               Investment Counsel

Item 6.   Capital Stock and Other Securities . How to Purchase Shares;
                                               How to Redeem Shares;
                                               How Share Price is
                                               Determined; General
                                               Information and
                                               History; Dividends,
                                               Distributions and
                                               their Taxation

Item 7.   Purchase of Securities . . . . . . . Cover Page; How to
               being Offered                   Purchase Shares;
                                               Shareholder Services

Item 8.   Redemption or Repurchase . . . . . . How to Redeem Shares

Item 9.   Pending Legal Proceedings  . . . . . Not Applicable

                           SCOUT FUND GROUP

                                               Location in Statement
                                               of Additional
Form N-1A Item Number                          Information

Item 10.  Cover Page . . . . . . . . . . . . . Cover Page

Item 11.  Table of Contents  . . . . . . . . . Cover Page

Item 12.  General Information and History  . . Investment Objectives
                                               and Policies;
                                               Management and
                                               Investment Counsel

Item 13.  Investment Objectives and Policies . Investment Objectives
                                               and Policies;
                                               Investment Restrictions

Item 14.  Management of the Fund . . . . . . . Management and
                                               Investment Counsel

Item 15.  Control Persons and Principal  . . . Management and
          Holders of Securities                Investment Counsel;
                                               Officers and Directors

Item 16.  Investment Advisory and other  . . . Management and
          Services                             Investment Counsel;
                                               Shareholder Services
                                               (Prospectus)

Item 17.  Brokerage Allocation . . . . . . . . Portfolio Transactions

Item 18.  Capital Stock and Other Securities . General Information and
                                               History (Prospectus);
                                               Financial Statements

Item 19.  Purchase, Redemption and Pricing . . How Share Purchases
          of Securities Being Offered          are Handled; Redemption
                                               of Shares
                                               Financial Statements

Item 20.  Tax Status . . . . . . . . . . . . . Dividends,
                                               Distributions and their
                                               Taxation )in prospectus

Item 21.  Underwriters . . . . . . . . . . . . How the Fund's Shares
                                               are Distributed

Item 22. Calculation of Yield Quotations . . Performance Measures of Money Market Fund

Item 23.  Financial Statements . . . . . . . . Incorporated by
                                               Reference

THE
SCOUT
FUNDS

Scout Stock Fund
Scout Regional Fund
Scout Balanced Fund
Scout Bond Fund
Scout WorldWide Fund
Scout Money Market Fund
Scout Tax-Free Money Market Fund


Prospectus
October 31, 1996



PROSPECTUS
October 31, 1996



Scout Stock Fund, Inc.        Scout Money Market Fund, Inc.
Scout Regional Fund, Inc.     Scout Tax-Free Money Market Fund, Inc.
Scout Bond Fund, Inc.         Scout Balanced Fund, Inc.
Scout WorldWide Fund, Inc.

Toll-Free 1-800-996-2862

INVESTMENT OBJECTIVES

The Scout Funds were created especially for the benefit of customers of affiliated banks of UMB Financial Corporation and those investors who share the Funds' investment goals. All of the Funds are no-load. Scout Stock Fund's investment objective is long-term growth of both capital and dividend income. Scout Regional Fund's objective is long-term growth of both capital and dividend income through investment in smaller regional companies. Scout Bond Fund's investment objective is maximum current income consistent with its quality and maturity standards by investing in a diversified list of fixed-income obligations. Scout Balanced Fund seeks both long-term capital growth and high current income. Long-term capital growth is intended to be achieved primarily by the Fund's investment in a diversified portfolio of equity securities (common stocks and securities convertible into common stocks). High current income is intended to be achieved by the Fund's investment in a diversified portfolio of fixed-income obligations. Scout WorldWide Fund's objective is long-term growth of both capital and dividend income through investment in a diversified portfolio of equity securities of established companies either located outside the United States, or whose primary business is carried on outside the country. The Fund initially intends to invest in the securities of foreign issuers issued within the United States such as American Depository Receipts (ADR's). The Fund intends to spread its investments among various countries and a number of different industries. (See"Investment Objective and Portfolio Management Policy" on page 14 of this prospectus. For a discussion of special risk consideration see page 21 of this prospectus.) Scout Money Market Fund offers two portfolios with the objective of maximizing income consistent with safety of principal and liquidity. The Fund further seeks to maintain a constant net asset value (price) of $1.00 per share. Scout Tax-Free Money Market Fund's investment objective is maximizing income free from federal income tax consistent with safety of principal and liquidity. The Fund further seeks to maintain a constant net asset value (price) of $1.00 per share by investing in short-term investment-grade municipal securities which are exempt from federal income tax. There are, however, no guarantees that any of the Funds' objectives will be met, or that the $1.00 per share price of the Money Market or Tax-Free Money Market Funds will be maintained. The shares offered by this prospectus are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution, nor are they insured by the Federal Deposit Insurance Corporation (F.D.I.C.) or other applicable deposit insurance. These shares involve investment risks, including the possible loss of the principal amount invested.

PURCHASE INFORMATION

Minimum Investment (each Fund or Portfolio selected)

Initial Purchase                $1,000

Subsequent Purchase by check    $100

Subsequent Purchase by wire     $500

Shares are purchased and redeemed at net asset value. There are no sales, redemption or Rule 12b-1 distribution charges. If you need further information, please call the Fund at the telephone number indicated.

ADDITIONAL INFORMATION

This prospectus should be read and retained for future reference. It contains the information that you should know before you invest. A "Statement of Additional Information" of the same date as this prospectus has been filed with the Securities and Exchange Commission and is incorporated by reference. Investors desiring additional information about the Funds may obtain a copy without charge by writing or calling the Fund.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
                                                                        Page
Highlights
Fund Expenses
Financial Highlights
Investment Objective and
Portfolio Management Policy
Repurchase Agreements
Risk Factors
Investment Restrictions
Performance Measures
How to Purchase Shares
Initial Investments
Investments Subsequent to Initial Investment
Telephone Investment Service
Automatic Monthly Investment Plan
How to Redeem Shares
Systematic Redemption Plan
How to Exchange Shares
 Between Scout Funds
How Share Price is Determined
Officers and Directors
Manager and Underwriter
General Information and History
Dividends, Distributions and Their Taxation
Shareholder Services
Shareholder Inquiries

Highlights                                         For more information
                                                   on this subject see page...

The Funds - The Scout Funds are a group of seven open-end
diversified investment companies sponsored by Jones & Babson,
Inc. especially for customers of affiliate banks of UMB Financial
Corporation.                                                            1

All of the Funds are incorporated in Maryland. Scout Stock Fund,
Scout Bond Fund and Scout Tax-Free Money Market Fund were
incorporated on July 29, 1982. Scout Money Market Fund was
incorporated on June 23, 1982. Scout Regional Fund was
incorporated on July 8, 1986, Scout WorldWide Fund was
incorporated on January 7, 1993, and Scout Balanced Fund was
incorporated on July 13, 1995.                                          35

Securities - Scout Stock Fund, Regional Fund, Bond Fund, Tax-Free
Money Market Fund, WorldWide Fund, and Balanced Fund each offer one class of non-assessable common shares with equal voting
rights. Scout Money Market Fund offers its common shares in two series-Federal and Prime. Both portfolios have the same objective
but vary as to the types of securities held.                            35

Scout Stock Fund invests in common stocks of companies selected for their promise of long-term growth of both capital and
dividend income.                                                        15

Scout Regional Fund invests in common stocks of midwestern
regional companies selected for their promise of long-term growth
of both capital and dividend income.                                    15

Scout Bond Fund seeks maximum current income consistent with its quality and maturity standards by investing in fixed income
obligations.                                                            16

Scout Money Market Fund and Scout Tax-Free Money Market Fund are
convenient facilities for investors to manage their money over the short-term for the purpose of maximizing income consistent with safety of principal and liquidity. Maturities will not
exceed one year. Average-weighted maturity in each portfolio or fund will not exceed 90 days. Scout Money Market Fund holdings will be limited to domestic issues of high quality. Scout Tax-
Free Money Market Fund holdings will be primarily invested in
domestic issues of high quality municipal securities.                   18

Scout WorldWide Fund invests in equity securities of established companies either located outside the U.S. or whose primary
business is carried on outside the country.                             20

Scout Balanced Fund seeks both long-term capital growth by
investment in equity securities and high current income by
investment in fixed-income obligations.                                 22

How to Invest - Fund shares can only be purchased directly from the Funds through the underwriter, Jones & Babson, Inc. The
minimum initial purchase is $1,000. Subsequent purchases must be at least $100, except wire purchases which must be in the amount
of $500 or more.                                                        26


Telephone Investment - You may make investments of $100 or more
by telephone if you have authorized such investments.                   27

Automatic Monthly Investment - You may elect to make monthly investments in a constant dollar amount from your checking
account ($50 minimum).                                                  27


Redemption - Shares of the Funds are redeemable at net asset value next effective after receipt by the Fund of a shareholder's
request in good order. No redemption charge is made.                    28

Exchange Privilege with Other Scout Funds - Shareholders may transfer their investment without charge to any other Scout Fund.
Since this exchange involves the liquidation of shares from one
Fund and a purchase of shares in another Fund, the transaction may or may not be taxable depending on the shareholder's tax
status.                                                                 31

Automatic Exchange - You may exchange shares from your account ($100 minimum) in any Scout Fund to an identically registered account in any other Scout Fund according to your instructions. Monthly exchanges will be continued until all shares have been exchanged or you terminate the Automatic Exchanges authorization.

Management of the Funds and Fees - The Funds are managed by UMB
Bank, n.a. which supplies all normal services necessary for the
Funds to function as open-end diversified investment companies.
The Management Fees charged by the Bank to each Fund cover all normal operating costs, exclusive of taxes and other charges of governments and their agencies (including the cost of qualifying the Funds' shares for sale in any jurisdiction), certain fees, dues, interest, brokerage commissions and extraordinary costs, if any. Scout Money Market Fund and Scout Tax-Free Money Market Fund
are charged an annual fee of 50/100 of 1% (0.50%) of the Funds'
average daily net assets. Scout Stock Fund, Scout Regional Fund,
Scout Bond Fund, Scout WorldWide Fund, and Scout Balanced Fund
are charged annual fees of 85/100 of 1% (0.85%) of the Funds'
average daily net assets. Although these fees are higher than the fees of most other managers whose charges cover only investment advisory services with all remaining operational expenses
absorbed directly by the Fund, it is anticipated that UMB Bank's charges will compare favorably with other managers when all
expenses of Fund shareholders are taken into account.                   33

Dividend Policies - Scout Stock Fund, Regional Fund, WorldWide
Fund and Balanced Fund will pay substantially all of their net investment income semiannually, usually in June and December. It is contemplated that substantially all of any net capital gains realized during a fiscal year will be distributed with the fiscal year-end dividend, with any remaining balance paid in December.
                                                                        37

Scout Tax-Free Money Market Fund and each Portfolio of Scout
Money Market Fund declare a dividend every business day, equal to substantially all of their undistributed net investment income which is pro-rated daily among the shares eligible to receive it.
Daily dividends are accumulated and paid monthly. These Funds'
policies relating to maturities make it unlikely that they will
have capital gains or losses.                                           37

Scout Bond Fund will declare a dividend every business day, equal to substantially all of the Fund's undistributed net investment income which is pro-rated daily among the shares eligible to receive it. Daily dividends are accumulated and paid monthly.
Substantially all of any net capital gains realized during a fiscal year will be distributed with the fiscal year-end
dividend, with any remaining balance paid in December.                  37

Taxes - The Funds will distribute substantially all of their net income each year in order to be exempt from federal income tax.
Dividend and capital gains distributions will be taxable to each shareholder in accordance with the shareholder's tax status.
                                                                        37

Risk Factors - Risk Factors generally include interest rate risk, currency risk and general equity risk.

For a discussion of risk factors applicable to repurchase
agreements.                                                             23

For a discussion of risk factors peculiar to money market
instruments.                                                            23

For a discussion of risk factors applicable to concentration of
assets in the banking industry.                                         23

For a discussion of risk factors applicable to foreign
investments.                                                            24

FUND EXPENSES

The following information is provided in order to assist you in understanding the various costs and expenses that a shareholder of a Scout Fund will bear directly or indirectly.


Scout Stock Fund

The expenses set forth below are based on the fiscal year ended
June 30, 1996.
          Shareholder Transaction Expenses
          Maximum sales load imposed on purchases               None
          Maximum sales load imposed on reinvested dividends    None
          Deferred sales load                                   None
          Redemption fee                                        None
          Exchange fee                                          None

Annual Fund Operation Expenses
(as a percentage of average net assets)
          Management fees                                       .85%
          12b-1 fees                                            None
          Other expenses                                        None
          Total Fund operating expenses                         .85%

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:
     1 Year    3 Year    5 Year    10 Year
     $9        $27       $47       $105

Scout Regional Fund

The expenses set forth below are based on the fiscal period ended
June 30, 1996.

Shareholder Transaction Expenses
          Maximum sales load imposed on purchases               None
          Maximum sales load imposed on reinvested dividends    None
          Deferred sales load                                   None
          Redemption fee                                        None
          Exchange fee                                          None

Annual Fund Operation Expenses
(as a percentage of average net assets)
          Management fees                                       .85%
          12b-1 fees                                            None
          Other expenses                                        .01%
          Total Fund operating expenses                         .86%

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:
     1 Year    3 Year    5 Year    10 Year
     $9        $27       $47       $106

Scout Bond Fund

The expenses set forth below are based on the fiscal year ended
June 30, 1996.

Shareholder Transaction Expenses
          Maximum sales load imposed on purchases               None
          Maximum sales load imposed on reinvested dividends    None
          Deferred sales load                                   None
          Redemption fee                                        None
          Exchange fee                                          None

Annual Fund Operation Expenses
(as a percentage of average net assets)
          Management fees                                       .85%
          12b-1 fees                                            None
          Other expenses                                        .01%
          Total Fund operating expenses                         .86%

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:
     1 Year    3 Year    5 Year    10 Year
     $9        $28       $48       $106

Scout Money Market Fund (Federal Portfolio)

The expenses set forth below are based on the fiscal year ended
June 30, 1996.

Shareholder Transaction Expenses
          Maximum sales load imposed on purchases               None
          Maximum sales load imposed on reinvested dividends    None
          Deferred sales load                                   None
          Redemption fee                                        None
          Exchange fee                                          None

Annual Fund Operation Expenses
(as a percentage of average net assets)
          Management fees                                       .50%
          12b-1 fees                                            None
          Other expenses                                        .01%
          Total Fund operating expenses                         .51%

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:
     1 Year    3 Year    5 Year    10 Year
     $5        $16       $28       $64

Scout Money Market Fund (Prime Portfolio)

The expenses set forth below are based on the fiscal year ended
June 30, 1996.

Shareholder Transaction Expenses
          Maximum sales load imposed on purchases               None
          Maximum sales load imposed on reinvested dividends    None
          Deferred sales load                                   None
          Redemption fee                                        None
          Exchange fee                                          None

Annual Fund Operation Expenses
(as a percentage of average net assets)
          Management fees                                       .50%
          12b-1 fees                                            None
          Other expenses                                        .01%
          Total Fund operating expenses                         .51%

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:
     1 Year    3 Year    5 Year    10 Year
     $5        $16       $28       $64

Scout Tax-Free Money Market Fund

The expenses set forth below are based on the fiscal year ended
June 30, 1996.

Shareholder Transaction Expenses
          Maximum sales load imposed on purchases               None
          Maximum sales load imposed on reinvested dividends    None
          Deferred sales load                                   None
          Redemption fee                                        None
          Exchange fee                                          None

Annual Fund Operation Expenses
(as a percentage of average net assets)
          Management fees                                       .50%
          12b-1 fees                                            None
          Other expenses                                        .02%
          Total Fund operating expenses                         .52%

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:
     1 Year    3 Year    5 Year    10 Year
     $5        $17       $29       $66

Scout WorldWide Fund, Inc.

The expenses set forth below are based on the fiscal period ended
June 30, 1996.

Shareholder Transaction Expenses
          Maximum sales load imposed on purchases               None
          Maximum sales load imposed on reinvested dividends    None
          Deferred sales load                                   None
          Redemption fee                                        None
          Exchange fee                                          None

Annual Fund Operation Expenses
(as a percentage of average net assets)
          Management fees                                       .85%
          12b-1 fees                                            None
          Other expenses                                        None
          Total Fund operating expenses                         .85%

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:
     1 Year    3 Year    5 Year    10 Year
     $9        $27       $47       $105

Scout Balanced Fund, Inc.

The expenses set forth below are based on the fiscal period ended
June 30, 1996.

Shareholder Transaction Expenses
          Maximum sales load imposed on purchases               None
          Maximum sales load imposed on reinvested dividends    None
          Deferred sales load                                   None
          Redemption fee                                        None
          Exchange fee                                          None

Annual Fund Operation Expenses
(as a percentage of average net assets)
          Management fees                                       .85%
          12b-1 fees                                            None
          Other expenses                                        None
          Total Fund operating expenses                         .85%

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:
     1 Year    3 Year    5 Year    10 Year
     $9        $27       $47       $105


The above examples should not be considered a representation of past or future expenses as actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual return. The actual return may be greater or less than the assumed amount.

The purpose of the foregoing fee tables is to assist the investor in understanding the various costs and expenses that an investor in a Fund will bear directly or indirectly. The various costs and expenses are explained in more detail in this prospectus. Management fees are discussed in greater detail under "Management and Investment Counsel."

FINANCIAL HIGHLIGHTS


Scout Stock Fund, Inc.

The following financial highlights for the ten years ended June 30, 1996, are from audited financial statements of Scout Stock Fund, Inc. and should be read in conjunction with the financial statements of the Fund and the report of Baird, Kurtz & Dobson, independent certified public accountants, appearing in the June 30, 1996, Annual Report to Shareholders which is incorporated by reference in this prospectus. The information for each of the nine years in the period ended June 30, 1995, is covered by the report of other auditors.

                                           1996     1995     1994     1993     1992     1991     1990     1989     1988     1987

Net asset value, beginning of year         $ 16.36  $ 15.42  $ 15.74  $ 15.11  $ 14.16  $ 13.69  $ 13.30  $ 13.07  $ 15.26  $ 13.52

 Income from investment operations:
      Net investment income                0.48     0.48     0.35     0.36     0.44     0.54     0.58     0.54     0.45     0.43
      Net gains or (losses) on securities
           (both realized and unrealized)  1.36     2.06     0.49     1.34     1.08     0.59     0.55     1.31     (1.09)   1.91
 Total from investment
      operations                           1.84     2.54     0.84     1.70     1.52     1.13     1.13     1.85     (0.64)   2.34

 Less distributions:
      Dividends from net
           investment income               (0.47)   (0.47)  (0.35)    (0.35)   (0.43)   (0.54)   (0.58)   (0.76)   (0.43)   (0.20)
      Distributions from
           capital gains                   (1.04)   (1.13)   (0.81)   (0.72)   (0.14)   (0.12)   (0.16)   (0.86)   (1.12)   (0.40)
 Total distributions                       (1.51)   (1.60)   (1.16)   (1.07)   (0.57)   (0.66)   (0.74)   (1.62)   (1.55)   (0.60)

Net asset value, end of year               $ 16.69  $ 16.36  $ 15.42  $ 15.74  $ 15.11  $ 14.16  $ 13.69  $ 13.30  $ 13.07  $ 15.26

Total return                               12%      17%      5%       11%      11%      9%       9%       15%      (4%)     18%


Ratios/Supplemental Data
Net assets, end of year (in millions)      $ 171    $ 137    $ 115    $ 102    $  76    $  53    $  48    $  41     $  43   $  42
Ratio of expenses to average
     net assets                            0.85%     0.86%   0.87%    0.87%    0.86%    0.85%    0.88%    0.87%     0.86%   0.87%
Ratio of net investment income
     to average net assets                 2.81%     3.01%   2.22%    2.30%    2.91%    4.03%    4.23%    4.08%     3.41%   3.08%
Portfolio turnover rate                    28%       52%     22%      21%      12%      8%       9%       17%       33%     50%
Average commission rate*                   $ .0501   -       -        -        -        -        -        -         -       -

*For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

Scout Regional Fund, Inc.

The following financial highlights for each of the periods presented from inception (November 17, 1986) to June 30, 1996, are from audited financial statements of Scout Regional Fund, Inc. and should be read in conjunction with the financial statements of the Fund and the report of Baird, Kurtz & Dobson, independent certified public accountants, appearing in the June 30, 1996, Annual Report to Shareholders which is incorporated by reference in this prospectus. The information for each of the periods ended June 30, 1991, and prior is covered by the report of other auditors.

                                     Jan. 1, 1996                                     July 1 to
                                      to June 30,         Years Ended Dec. 31,         Dec. 31,   Years Ended June 30,     June 30,
                                           1996**   1995     1994     1993     1992     1991*    1991     1990     1989     1988

Net asset value, beginning of period       $ 10.11  $  9.20  $  9.49  $  9.09  $  8.30  $  8.28  $  8.24  $  8.27  $  9.24  $ 10.03

 Income from investment operations:
      Net investment income                0.10     0.19     0.18     0.12     0.12     0.03     0.60     0.64     0.68     0.67
      Net gains or (losses) on securities
           (both realized and unrealized)  0.67     1.62     (0.12)   0.42     0.79     (0.01)   0.04     (0.03)   (0.97)   (0.77)
 Total from investment
      operations                           0.77     1.81     0.06     0.54     0.91     0.02     0.64     0.61     (0.29)   (0.10)

 Less distributions:
      Dividends from net
           investment income               (0.10)   (0.19)   (0.18)   (0.14)   (0.12)   -        (0.60)   (0.64)   (0.68)   (0.67)
      Distributions from
           capital gains                   (0.40)   (0.71)   (0.17)    -       -        -        -        -        -        (0.02)
 Total distributions                       (0.50)   (0.90)   (0.35)   (0.14)   (0.12)   -        (0.60)   (0.64)   (0.68)   (0.69)

Net asset value, end of period             $ 10.38  $ 10.11  $  9.20  $  9.49  $  9.09  $  8.30  $  8.28  $  8.24  $  8.27  $  9.24

Total return                               15%      20%      1%       6%       11%      .2%      8%       8%       (3%)     (1%)


Ratios/Supplemental Data
Net assets, end of period (in millions)    $ 42     $ 36     $ 28     $ 25     $  8     $  2     $  .4    $  2     $  2     $  5
Ratio of expenses to
     average net assets                    0.86%    0.89%    0.91%    0.92%    1.06%    2.93%*   1.04%    1.12%    1.06%    1.04%
Ratio of net investment income to
     average net assets                    1.94%    1.95%    1.95%    1.81%    1.91%    0.93%    7.13%    7.68%    7.66%    6.79%
Portfolio turnover rate                    29%      37%      27%      17%      7%       4%       0%       0%       8%       12%
Average commission rate**                  $ .0477  -        -        -        -        -        -        -        -        -

*Includes fees to register Fund shares for sale in additional
States.

**Ratios for this period of operation are annualized.

***For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

Scout Bond Fund, Inc.

The following financial highlights for the ten years ended June 30, 1996, are from audited financial statements of Scout Bond Fund, Inc. and should be read in conjunction with the financial statements of the Fund and the report of Baird, Kurtz & Dobson, independent certified public accountants, appearing in the June 30, 1996, Annual Report to Shareholders which is incorporated by reference in this prospectus. The information for each of the nine years in the period ended June 30, 1995, is covered by the report of other auditors.

                                           1996     1995     1994     1993     1992     1991     1990     1989     1988     1987

Net asset value, beginning of year         $ 11.10  $ 10.75  $ 11.53  $ 11.14  $ 10.68  $ 10.48  $ 10.44  $ 10.85  $ 10.98  $ 10.86

 Income from investment operations:
      Net investment income                0.62     0.63     0.62     0.68     0.75     0.80     0.81     0.80     0.80     0.82
      Net gains or (losses) on securities
           (both realized and unrealized)  (0.16)   0.35     (0.74)   0.39     0.43     0.16     0.02     0.04     (0.07)   (0.30)
 Total from investment
      operations                           0.46     0.98     (0.12)   1.07     1.18     0.96     0.83     0.84     0.73     0.52

 Less distributions:
      Dividends from net
           investment income               (0.62)   (0.63)   (0.62)   (0.68)   (0.72)   (0.76)   (0.79)  (1.22)    (0.85)   (0.40)
      Distributions from
           capital gains                   (0.01)   -*       (0.04)   -        -        -        -       (0.03)    (0.01)   -
 Total distributions                       (0.63)   (0.63)   (0.66)   (0.68)   (0.72)   (0.76)   (0.79)  (1.25)    (0.86)   (0.40)

Net asset value, end of year               $ 10.93  $ 11.10  $ 10.75  $ 11.53  $ 11.14  $ 10.68  $ 10.48 $ 10.44   $ 10.85  $ 10.98

Total return                               4%       10%      (1)%     10%      11%      9%       8%      8%        7%       5%


Ratios/Supplemental Data
Net assets, end of year (in millions)      $ 81     $ 77     $ 82     $ 87     $ 63     $ 43     $ 34    $ 28      $ 30     $ 31
Ratio of expenses to average
     net assets                            0.86%    0.86%    0.87%    0.87%    0.87%    0.87%    0.88%   0.88%     0.87%    0.87%
Ratio of net investment income
     to average net assets                 5.63%    5.91%    5.50%    5.95%    6.77%    7.44%    7.61%   7.69%     7.47%    7.36%
Portfolio turnover rate                    12%      2%       9%       19%      24%      21%      13%     8%        7%       12%

*Capital gain distribution of .003 not significant for per share table.

Scout Money Market Fund, Inc.

The following financial highlights for the year ended June 30, 1996, are from audited financial statements of Scout Money Market Fund, Inc. and should be read in conjunction with the financial statements of the Fund and the report of Geo. S. Olive & Co. LLC, independent public accountants, appearing in the June 30, 1996, Annual Report to Shareholders which is incorporated by reference in this prospectus. The information for each of the nine years in the period ended June 30, 1995, is not covered by the report of Geo. S. Olive & Co. LLC.

                                           1996     1995     1994     1993     1992     1991     1990     1989     1988     1987

PRIME PORTFOLIO

Net asset value, beginning of year         $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
 Income from investment operations:
      Net investment income                0.05     0.05     0.03     0.03     0.04     0.07     0.08     0.08     0.06     0.05
 Less distributions:
      Dividends from net investment income (0.05)   (0.05)   (0.03)   (0.03)   (0.04)   (0.07)   (0.08)   (0.08)   (0.06)   (0.05)

Net asset value, end of year               $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00

Total return                               5%       5%       3%       3%       5%       7%       8%       9%       7%       6%

Ratios/Supplemental Data
Net assets, end of year (in millions)      $ 330    $ 245    $ 172    $ 214    $ 209    $ 217    $ 142    $ 116    $  91    $  65
Ratio of expenses to average
     net assets                            0.51%    0.51%    0.51%    0.51%    0.51%    0.51%    0.51%    0.52%    0.51%    0.51%
Ratio of net investment income
     to average net assets                 5.16%    5.10%    2.92%    2.87%    4.44%    6.85%    8.19%    8.58%    6.69%    5.76%

FEDERAL PORTFOLIO

Net asset value, beginning of year         $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
 Income from investment operations:
      Net investment income                0.05     0.05     0.03     0.03     0.04     0.07     0.08     0.08     0.06     0.05
 Less distributions:
      Dividends from net investment income (0.05)   (0.05)   (0.03)   (0.03)   (0.04)   (0.07)   (0.08)   (0.08)   (0.06)   (0.05)

Net asset value, end of year               $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00

Total return                               5%       5%       3%       3%       5%       7%       8%       8%       7%       6%

Ratios/Supplemental Data
Net assets, end of year (in millions)      $ 228    $ 183    $ 195    $ 271    $ 250    $ 217    $ 139    $ 151    $ 129    $ 107
Ratio of expenses to average
     net assets                            0.51%    0.51%    0.50%    0.50%    0.51%    0.51%    0.52%    0.50%    0.50%    0.50%
Ratio of net investment income
     to average net assets                 5.09%    4.97%    2.81%    2.81%    4.43%    6.68%    8.19%    8.12%    6.31%    5.63%

Scout Tax-Free Money Market Fund, Inc.

The following financial highlights for the ten years ended June 30, 1996, are from audited financial statements of Scout Tax-Free Money Market Fund, Inc. and should be read in conjunction with the financial statements of the Fund and the report of Baird, Kurtz & Dobson, independent certified public accountants, appearing in the June 30, 1996, Annual Report to Shareholders which is incorporated by reference in this prospectus. The information for each of the nine years in the period ended June 30, 1995, is covered by the report of other auditors.

                                           1996     1995     1994     1993     1992     1991     1990     1989     1988     1987

Net asset value, beginning of year         $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00

 Income from investment operations:
      Net investment income                0.03     0.03     0.02     0.02     0.03     0.05     0.05     0.05     0.04     0.04

 Less distributions:
      Dividends from net investment income (0.03)   (0.03)   (0.02)   (0.02)   (0.03)   (0.05)   (0.05)   (0.05)   (0.04)   (0.04)

Net asset value, end of year               $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00

Total return                               3%       3%       2%       2%       3%       5%       6%       6%       4%       4%


Ratios/Supplemental Data
Net assets, end of year (in millions)      $ 128    $  78    $  94    $  66    $  77    $  67   $  57     $  71    $  67    $  76
Ratio of expenses to average
     net assets                            0.52%    0.54%    0.53%    0.52%    0.52%    0.53%    0.53%    0.52%    0.53%    0.53%
Ratio of net investment
     income to average net assets          3.13%    3.20%    2.06%    2.15%    3.32%    4.80%    5.54%    5.66%    4.39%    3.98%

Scout WorldWide Fund, Inc.

The following financial highlights for each of the periods presented from inception (September 14, 1993) to June 30, 1996, are from audited financial statements of Scout WorldWide Fund, Inc. and should be read in conjunction with the financial statements of the Fund and the report of Baird, Kurtz & Dobson, independent certified public accountants, appearing in the June 30, 1996, Annual Report to Shareholders which is incorporated by reference in this prospectus.

                               January 1, 1996 to   Years Ended December 31,    September 14, 1993
                                  June 30, 1996**   1995     1994               to December 31, 1993*

Net asset value, beginning of period       $ 12.08  $ 10.84  $ 10.68            $ 10.13

 Income from investment operations:
      Net investment income                0.14     0.22     0.17               0.03
      Net gains or losses on securities
           (both realized and unrealized)  0.86     1.36     0.23               0.55
 Total from investment operations          1.00     1.58     0.40               0.58

 Less distributions:
      Dividends from net investment income (0.14)   (0.22)   (0.17)            (0.03)
      Distributions from capital gains     (0.04)   (0.12)   (0.07)            -
 Total distributions                       (0.18)   (0.34)   (0.24)           (0.03)

Net asset value, end of period             $ 12.90  $ 12.08  $ 10.84          $ 10.68

Total return                               17%      15%      4%               21%

Ratios/Supplemental Data
Net assets, end of year (in millions)      $ 31     $ 24     $ 18             $  6
Ratio of expenses to average
        net assets                         0.85%    0.85%    0.85%            0.85%
Ratio of net investment
        income to average net assets       2.40%    1.97%    1.87%            1.43%
Portfolio turnover rate                    5%       27%      24%              2%
Average commission rate**                  $ .0468  -        -                -

*The Fund was capitalized on March 5, 1993 with $100,000, representing 10,000 shares at a net asset value of $10.00 per share.
Initial public offering was made on September 14, 1993, at which time net asset value was $10.13 per share.

**Ratios for this initial period of operation are annualized.

***For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

Scout Balanced Fund, Inc.

The following financial highlights for the period presented from inception (December 6, 1995) to June 30, 1996, are from audited financial statements of Scout Balanced Fund, Inc. and should be read in conjunction with the financial statements of the Fund and the report of Baird, Kurtz & Dobson, independent certified public accountants, appearing in the June 30, 1996, Annual Report to Shareholders which is incorporated by reference in this prospectus.

                                    December 6, 1995
                                    to June 30, 1996

Net asset value, beginning of period       $ 10.09

 Income from investment operations:
      Net investment income                .27
      Net gains or losses on securities
      (both realized and unrealized)       .06
 Total from investment operations          .33

 Less distributions:
      Dividends from net
       investment income                   (0.24)
      Distributions from capital gains       -
 Total distributions                       (0.24)

Net asset value, end of period             $ 10.18

Total return                               6%

Ratios/Supplemental Data
Net assets, end of year (in millions)      $ 3
Ratio of expenses to average
     net assets                            0.85%
Ratio of net investment
     income to average net assets          3.71%
Portfolio turnover rate                    5%
Average commission rate**                  $ .0199


*The Fund was capitalized on October 2, 1995 with $100,000, representing 10,000 shares at a net asset value of $10.00 per share. Initial public offering was made on December 6, 1995, at which time net asset value was $10.09 per share. Ratios for this initial period of operation are annualized.

**For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.


INVESTMENT OBJECTIVE and PORTFOLIO MANAGEMENT POLICY

Each Fund's objectives and policies as described in this section will not be changed without approval of a majority of the Fund's outstanding shares.

Scout Stock Fund

Scout Stock Fund's objective is to provide investors with long-term growth of both capital and dividend income. Current yield is secondary to the long-term growth objective.

The Fund cannot guarantee that these objectives will be achieved because there are inherent risks in the ownership of the investments made by the Fund. The value of the Fund's shares will reflect changes in the market value of its investments, and dividends paid by the Fund will vary with the income it receives from these investments. Through careful management and diversification it will seek to reduce risk and enhance the opportunities for long-term growth of capital and income.

Normally the Fund will invest at least 80% of its total assets
(exclusive of cash) in common stocks. There are no restrictions or guidelines regarding investments of Fund assets in shares listed on an exchange or traded over-the-counter.

The Fund believes the true value of a company's stock is determined by its earning power, dividend-paying ability, and in many cases, by its assets. Consequently, the primary emphasis will be placed on progressive well-managed companies in growing industries that have demonstrated both a consistent and an above-average ability to increase their earnings and dividends and which have favorable prospects of sustaining such growth.

The Fund also believes that the intrinsic worth and the consequent value of the stock of most well-managed and successful companies usually does not change rapidly, even though wide variations in the price may occur. So normally, long-term positions in stocks of the portfolio companies selected will be taken and maintained while the company's record and prospects continue to meet with management's approval. The Fund will change its investments when, in management's judgment, economic and market conditions make such a course desirable. But such changes will be no more than is necessary to carry out the Fund's objectives.

Necessary reserves will be held in cash or short-term debt obligations, including repurchase agreements (see below), readily changeable to cash. The management believes, however, that there may be times when the shareholders' interests are best served and the objectives are most likely to be achieved, by investing in securities convertible into common stocks, preferred stocks, high-grade bonds or other defensive issues. It retains the freedom to administer the portfolio of the Fund accordingly when, in its judgment, economic and market conditions make such a course desirable.

The Fund also may invest in issues of the United States Treasury and United States government agencies subject to repurchase agreements entered into with the seller of the issue. The use of repurchase agreements by the Fund involves certain risks. For a discussion of repurchase agreements and their risks see page 21.


Although the Fund does not intend to obtain short-term trading profits, it is possible that holdings may be increased when a stock is considered to be undervalued and decreased when it is considered to be overvalued. Scout Stock Fund's annualized turnover ratio for the fiscal year ended June 30, 1994, was 22%, for June 30, 1995, it was 52%, and for June 30, 1996, it was 28%. Commissions paid during the fiscal year ended June 30, 1996, amounted to $96,337.


The Fund does not intend to concentrate its investments in any particular industry. Without the approval of shareholders, it will not purchase a security if as a result of such purchase more than 25% of its assets will be invested in a particular industry.

Scout Regional Fund

The Scout Regional Fund's objective is to provide long-term growth of both capital and dividend income through investment in smaller regional companies. Current yield is secondary to the long-term growth objective. Scout Regional Fund invests in a diversified list of common stocks representing such companies located in or doing a substantial portion of their business in Missouri, Kansas, Iowa, Nebraska, Arkansas, Oklahoma, Illinois, and Colorado. Such stocks will be selected for their promise of long-term growth of both capital and dividend income. There can be no assurance that the Fund will achieve its objective. This objective may not be changed without shareholder approval. The Fund will seek to achieve its objective by investing at least 80% of its total assets (exclusive of cash) in a diversified portfolio of common stocks of smaller companies either located in or having a substantial portion of their business in Missouri, Kansas, Iowa, Nebraska, Arkansas, Oklahoma, Illinois, and Colorado. There are no restrictions or guidelines regarding investment of Fund assets in shares listed on an exchange or traded over-the-counter.

The Fund generally intends to invest in stocks of such regional companies with market capitalization of $1 billion or less, although there may be times when shareholders' interests are best served by investing in preferred stocks, bonds or other defensive issues. It is not anticipated that the Fund will invest in "penny stocks" or other issues with very low prices although price alone will not be a sole determining factor in the selection of investments.

The Fund cannot guarantee that its investment objectives will be achieved because there are inherent risks in the ownership of any investments, particularly investments in smaller companies. The value of the Fund's shares will reflect changes in the market value of its investments, and dividends paid by the Fund will vary with the income it receives from these investments. Through careful management and diversification it will seek to reduce risk and enhance the opportunities for long-term growth of capital and income.

While the Fund's investments will be concentrated in the eight-state region described above, it does not intend to concentrate its investments in any particular industry. Without the approval of shareholders, it will not purchase a security if as a result of such purchase more than 25% of its assets will be invested in a particular industry. Although there is no intention to concentrate Fund investments in one or more of the states mentioned above, there is no limitation upon investments in any particular state.

The Fund will normally invest at least 75% of its assets in investment-grade common stocks, but reserves the right to temporarily invest for defensive purposes less than 75% of its assets in common stocks if, in the opinion of the Fund's manager, prevailing market conditions warrant. The Fund may invest the balance, up to 100% of its assets, in preferred stocks or defensive issues such as short-term money market instruments, commercial paper, bankers' acceptances, certificates of deposit and other debt securities such as corporate bonds rated A or better by Moody's or Standard & Poor's, or U.S. government issues such as treasury bills, treasury notes and treasury bonds.

Necessary reserves will be held in cash or short-term debt obligations, including repurchase agreements (see below), readily changeable to cash. The management believes, however, that there may be times when the shareholders' interests are best served and the Fund's investment objectives are most likely to be achieved, by investing in securities convertible into common stocks, or defensive issues such as high-grade bonds or other defensive issues. It retains the freedom to administer the portfolio of the Fund accordingly when, in its judgment, economic and market conditions make such a course desirable.

The Fund also may invest in issues of the United States Treasury and United States government agencies subject to repurchase agreements entered into with the seller of the issue. The use of repurchase agreements by the Fund involves certain risks. For a discussion of repurchase agreements and their risks see page 21.


Although the Fund does not intend to obtain short-term trading profits, it is possible that holdings may be increased when a stock is considered to be undervalued and decreased when it is considered to be overvalued. Scout Regional Fund's annualized turnover ratio for the fiscal year ended December 31, 1994, was 27%, for December 31, 1995, it was 37% and for the fiscal period ended June 30, 1996, it was 29%. Commissions paid during the fiscal period ended June 30, 1996, amounted to $17,636.


Scout Bond Fund

Scout Bond Fund's investment objective is to provide shareholders with maximum current income consistent with its quality and maturity standards by investing in a diversified portfolio of fixed-income obligations. The Fund cannot guarantee that its objective will be achieved because there are inherent risks in the ownership of fixed-income investments. The value of the Fund's shares will reflect changes in the market value of its investments which will vary inversely with changes in interest rates. Dividends paid by the Fund will vary according to the income it receives from its investments. However, the Fund will seek, through careful management and diversification, to reduce these risks and enhance the opportunities for maximizing current income.

The Fund will normally invest at least 80% of its assets in bonds such as: (1) direct or guaranteed obligations of the U.S.
Government and its agencies, and (2) high-quality debt securities including notes and bonds issued by corporations or other business organizations.

The Fund will invest only in the following "U.S. Government
Securities":

     1. Direct obligations of the U.S. Government, such as bills, notes, bonds and other debt securities issued by the U.S.
Treasury.

     2. Obligations of U.S. government agencies and instrumentalities which are secured by the full faith and credit of the U.S. Treasury, such as securities of the Government National Mortgage Association, the Export-Import Bank, or the Student Loan Marketing Association; or which are secured by the right of the issuer to borrow from the Treasury, such as securities issued by the Federal Financing Bank or the U.S. Postal Service; or are supported by the credit of the government agency or instrumentality itself, such as securities of Federal Home Loan Banks, Federal Farm Credit Banks, or the Federal National Mortgage Association.

The Fund's investments in securities issued by corporations or other business organizations will be rated at the time of purchase within the top three classifications of Moody's Investors Service, Inc. (Aaa, Aa, and A) or Standard & Poor's Corporation (AAA, AA and A). The Fund will use obligations secured by specific assets of the issuing corporation as well as unsecured debentures which represent claims on the general credit of the issuer. (For a description of ratings, see "Fixed Income Securities Described and Ratings" in the "Statement of Additional Information.")

In order to enhance portfolio flexibility and to provide for unexpected redemptions, the Fund may maintain a portion of its assets in reserves. These reserves will be held in cash or short-term debt obligations.

The Fund may invest in commercial paper, including variable rate master demand notes, of companies whose commercial paper is rated P-1 by Moody's or A-1 by Standard & Poor's. If not rated by either Moody's or Standard & Poor's, a company's commercial paper, including variable rate master demand notes, may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody's or AA or higher by S&P.

Variable rate master demand notes represent a borrowing arrangement under a letter of agreement between a commercial paper issuer and an institutional lender. Applicable interest rates are determined on a formula basis and are adjusted on a monthly, quarterly, or other term as set out in the agreement. They vary as to the right of the lender to demand payment. It is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with the Fund's investment in variable rate master demand notes, the Fund's manager will monitor on an ongoing basis the earning power, cash flow and other liquidity ratios of the issuer, and the borrower's ability to pay principal and interest on demand.

The Fund may invest in certificates of deposit, bankers' acceptances, and other commercial bank short-term obligations issued domestically by United States banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation, or such securities which may be issued by holding companies of such banks.

The Fund may also invest in issues of the United States Treasury or United States government agencies subject to repurchase agreements entered into with the seller of the issues. The use of repurchase agreements by the Fund involves certain risks. For a discussion of repurchase agreements and their risks see page 21.

Maturities of all Fund investments normally will not exceed 20 years at the date of purchase. However, management may extend maturity limits or change portfolio holdings or vary portfolio mix when in its judgment economic and market conditions make it desirable in the best interests of the shareholders.


Although the Fund does not intend to obtain short-term trading profits, it is possible that it may engage in trading activity in order to take advantage of opportunities to enhance yield, protect principal or improve liquidity. Scout Bond Fund's annualized turnover ratio for the fiscal year ended June 30, 1994, was 9%, for June 30, 1995, it was 2%, and for June 30, 1996, it was 12%. The Fund paid no commissions during the fiscal year ended June 30, 1996.


Scout Money Market Fund

Scout Money Market Fund offers two separate Portfolios, Federal and Prime, each of which invest in high quality short-term debt instruments for the purpose of maximizing income consistent with safety of principal and liquidity. Each Portfolio also seeks to maintain a constant price of $1.00 per share. Neither Portfolio's objective can be changed without the approval of a majority of its outstanding shares. Each Portfolio will limit its holdings to the types of securities hereinafter described.

Federal Portfolio

The Federal Portfolio will invest only in the following "U.S.
Government Securities":

     1. Direct obligations of the U.S. Government, such as bills, notes, bonds and other debt securities issued by the U.S.
Treasury.

     2. Obligations of U.S. government agencies and instrumentalities which are secured by the full faith and credit of the U.S. Treasury, such as securities of the Government National Mortgage Association; or which are secured by the right of the issuer to borrow from the Treasury, such as securities issued by the Federal Financing Bank or the U.S. Postal Service; or are supported by the credit of the government agency or instrumentality itself, such as securities of Federal Home Loan Banks, or the Federal National Mortgage Association.

The Federal Portfolio also may invest in issues of the United States Treasury or United States government agencies subject to repurchase agreements entered into with the seller of the issues. The use of repurchase agreements by the Fund involves certain risks. For a discussion of repurchase agreements and their risks see page 21.

Prime Portfolio

The Prime Portfolio may invest in any of the following in addition to securities eligible for the Federal Portfolio:

     1. Certificates of deposit, bankers' acceptances, and other short-term obligations issued domestically by United States commercial banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation, or holding companies of such banks.

     2. Commercial paper, including variable rate master demand notes of companies whose commercial paper is rated P-2 or higher by Moody's Investors Service, Inc. (Moody's) or A-2 or higher by Standard and Poor's Corporation (S&P). If not rated by either Moody's or S&P, a company's commercial paper, including variable rate master demand notes, may be purchased by the Prime Portfolio if the company has an outstanding bond issue rated Aa or higher by Moody's or AA or higher by S&P. Variable rate master demand notes represent a borrowing arrangement under a letter of agreement between a commercial paper issuer and an institutional lender. Applicable interest rates are determined on a formula basis and are adjusted on a monthly, quarterly, or other term as set out in the agreement. They vary as to the right of the lender to demand payment. (For a description of money market securities and their ratings, see "Fixed Income Securities Described and Ratings" in the "Statement of Additional Information.")

     3. Short-term debt securities which are non-convertible and which have one year or less remaining to maturity at the date of purchase and which are rated Aa or higher by Moody's or AA or higher by S&P.

     4. Negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion and which are members of the Federal Home Loan Banks Association and insured by Federal Deposit Insurance Corporation.

To achieve its objectives the Fund may engage in trading activity in order to take advantage of opportunities to enhance yield, protect principal or improve liquidity. This trading activity should not increase the Fund's expenses, since there are normally no broker's commissions paid by the Fund for the purchase or sale of money market instruments. However, a markup or spread may be paid to a dealer from which the Fund purchases a security.

Pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, the Fund will price its shares according to a procedure known as amortized cost, and will maintain 100% of its assets in securities with remaining maturities of 397 days or less, and limit its investments to those instruments which the Directors of the Fund determine present minimal credit risks, and which are eligible investments under the rule. Each Portfolio will maintain a weighted average maturity of 90 days or less. Since securities with maturities of one year or less are excluded from calculation of portfolio turnover, Scout Money Market Fund has no portfolio turnover ratio. The Fund paid no commissions during the fiscal year.

Scout Tax-Free Money Market Fund

Scout Tax-Free Money Market Fund's objective is to provide investors with the highest level of investment income exempt from federal income tax consistent with its quality and maturity standards. It also seeks to maintain liquidity and a constant price of $1.00 per share. The Fund cannot guarantee that these objectives will be achieved, but through careful management and diversification it will seek to reduce risk and enhance the opportunities for higher income and greater price stability. The Fund will not purchase any security which at the time of purchase has a maturity more than one year from the date of purchase.

During periods of normal market conditions, the Fund will invest at least 80% of its total assets (exclusive of cash) in short-term municipal securities, as defined in this Prospectus. This fundamental policy will not be changed without shareholder approval, except that the Fund reserves the right to deviate temporarily from this policy during extraordinary circumstances when, in the opinion of management, it is advisable to do so in the best interest of shareholders, such as when market conditions dictate a defensive posture in taxable obligations. During the Fund's fiscal year ended June 30, 1996, 100% of income was exempt from federal income taxes.

Investments in short-term municipal obligations and notes are limited to those obligations which at the time of purchase: (1) are backed by the full faith and credit of the United States; (2) are rated MIG-1 or MIG-2 by Moody's; or (3) if the obligations or notes are not rated, of comparable quality as determined by the Board of Directors. Short-term discount notes are limited to those obligations rated A-1 by S&P, or Prime-1 by Moody's or their equivalents as determined by the Board of Directors. If the short-term discount notes are not rated, they must be of comparable quality as determined by the Board of Directors. (For a description of municipal securities and their ratings, see "Municipal Securities Described and Ratings" in the "Statement of Additional Information.")

While the Fund normally maintains at least 80% of the portfolio in municipal securities, it may invest any remaining balance in taxable money market instruments on a temporary basis, if management believes this action would be in the best interest of shareholders. Included in this category are: obligations of the United States of America, its agents or instrumentalities; certificates of deposit; banker's acceptances and other short-term debt obligations of United States banks with total assets of $1 billion or more; and commercial paper rated A-2 or better by Standard & Poor's Corp. or Prime-2 or better by Moody's Investors Service, Inc., or certain rights to acquire these securities.

The Fund reserves the right to hold cash reserves as management deems necessary for defensive or emergency purposes.

It is the policy of the Fund not to invest more than 25% of its assets in any one classification of municipal securities, except project notes or other tax-exempt obligations which are backed by the U.S. Government.

Should the rating organizations used by the Fund cease to exist or change their systems, the Fund will attempt to use other comparable ratings as standards for its investments in municipal securities in accordance with its investment policies.

To achieve its objectives the Fund may engage in trading activity in order to take advantage of opportunities to enhance yield, protect principal or improve liquidity. This trading activity should not increase the Fund's expenses since there are normally no brokers' commissions paid by the Fund for the purchase or sale of money market instruments. However, a markup or spread may be paid to a dealer from which the Fund purchases a security.

Scout Tax-Free Money Market Fund may invest in issues of the United States Treasury or United States government agencies subject to repurchase agreements entered into with the seller of the issue. The use of repurchase agreements by the Fund involves certain risks. For a discussion of repurchase agreements and their risks see page 21.

Scout WorldWide Fund

Scout WorldWide Fund intends to invest in a diversified portfolio of equity securities (common stocks and securities convertible into common stocks) of established companies either located outside the United States or whose primary business is carried on outside the country. American Depository Receipts (ADR's), which represent foreign securities and are traded on U.S. Exchanges or in the over-the-counter market, will continue to represent the bulk of the Fund's portfolio. However, the Fund reserves the right to invest directly in foreign securities or to purchase European Deposit Receipts (EDR's) and International Depository Receipts (IDR's), in bearer form, which are designed for use in European and other securities markets. Limiting the Fund investments to ADR's, may have the effect of limiting the Fund's investment alternatives and reducing the Fund's potential diversification resulting in additional risk to the Fund, however, management believes that use of ADR's in the initial period of operations will be a cost-effective method of participating in international securities, and will lessen the exposure of the Fund and its shareholders to various special risks inherent in foreign securities investments (See "Special Risk Considerations").

The Fund will use the portfolio management policies described below to attempt to generate a favorable total return consisting of interest, dividend and other income, if any, and appreciation in the value of the Fund's portfolio securities by investing in equity securities which in the opinion of the manager, offer good growth potential and in many cases pay dividends. The Fund will look at such factors as the company's assets, personnel, sales, earnings and location of its corporate headquarters to determine whether more than 50% of such assets, personnel, sales or earnings are located outside the United States and therefore the company's primary business is carried on outside the United States. The Fund diversifies its investments among various countries and a number of different industries.

There is no guarantee that the Fund's objective will be achieved. Investments in international securities involve risks in addition to those risks associated with investments in the United States (See "Special Risk Considerations"). Therefore, the Fund should be considered only as a means for international diversification and not as a complete investment program. The Fund is designed for long-term investors who are able to accept the risks of international investing. The investment objective of the Fund cannot be changed without the approval of the holders of a majority of the Fund's outstanding shares.

The Fund is designed to provide investors with a diversified participation in international businesses. Over the years, some foreign businesses have been especially successful in their particular industries and some foreign stock markets have outperformed the American markets. Foreign securities markets do not always move in parallel with the U.S. securities markets, so investing in international securities can provide diversification advantages. Because the underlying securities of the ADRs' in which the Fund invests trade primarily in foreign markets, any rise or fall of the U.S. dollar in relation to foreign currencies will affect their U.S. dollar value and thereby will affect the investment performance of the Fund. A change in the value of any foreign currency relative to the dollar will result in a corresponding change in the dollar value of Fund assets whose underlying securities are denominated or traded in that currency.

The Fund primarily invests in securities of seasoned companies which are listed on U.S. stock exchanges and which the manager considers to have attractive characteristics in terms of profitability, growth and financial resources. "Seasoned" and "established" companies are those companies which have been in existence for at least 3 years and, in the opinion of the investment counsel, are known for the quality and acceptance of their products or services and for their ability to generate profits and in many cases pay dividends. The Fund may invest in fixed-income securities of foreign governments or companies when the manager believes that prevailing market, economic, political or currency conditions warrant such investments. While most foreign securities are not subject to standard credit ratings, the investment counsel intends to select "investment grade" issues of foreign debt securities which are comparable to a Baa or higher rating by Moody's Investors Service, Inc. or a BBB or higher rating by Standard and Poor's Corporation, based on available information, and taking into account liquidity and quality issues. Securities rated BBB or Baa are considered to be medium grade and have speculative characteristics. Equity securities of non-United States companies will be selected on the same criteria as securities of United States domestic companies. The Fund may invest in securities which are not listed on an exchange. Generally, the volume of trading in an unlisted common stock is less than the volume of trading in a listed stock. This means that the degree of market liquidity of some stocks in which the Fund invests may be relatively limited. When the Fund disposes of such a stock it may have to offer the shares at a discount from recent prices or sell the shares in small lots over an extended period of time. The Fund does not intend to hold assets in its portfolio in excess of 5% of total assets in securities whose ratings have dropped below investment grade. The manager will review such securities and determine appropriate action to take with respect to such securities.

In order to expedite settlement of portfolio transactions and to minimize currency value fluctuations, the Fund may purchase foreign currencies and/or engage in forward foreign currency transactions. The Fund will not engage in forward foreign currency exchange contracts for speculative purposes. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect the Fund, to some degree, against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. This method of protecting the value of the Fund's investment securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It establishes a rate of exchange which one can achieve at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

The Fund's dealings in forward foreign exchange will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward foreign currency with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities, the sale and redemption of shares of the Fund or the payment of dividends and distributions by the Fund. Position hedging is the sale of forward foreign currency with respect to portfolio security positions denominated or quoted in such foreign currency. The Fund will not speculate in foreign forward exchange. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

The Fund intends to diversify investments broadly among countries and normally to have represented in the portfolio business activities of not less than three foreign countries. Generally, the Fund does not intend to invest more than 25% of its total assets in any one particular country or securities issued by a foreign government, its agencies or instrumentalities in the foreseeable future. However, the Fund may, at times, temporarily invest a substantial portion of its assets in one or more of such countries if economic and business conditions warrant such investments.

Necessary reserves will be held in cash or short-term debt obligations, including repurchase agreements (see below), readily changeable to cash. The management believes, however, that there may be times when the shareholders' interests are best served and the Fund's investment objectives are most likely to be achieved, by investing in securities convertible into common stocks rated A or better by Standard & Poor's or Moody's, or defensive issues such as high-grade bonds or other defensive issues rated A or better by Standard & Poor's or Moody's. It retains the freedom to administer the portfolio of the Fund accordingly when, in its judgment, economic and market conditions make such a course desirable.


Scout WorldWide Fund's annualized turnover ratio for the fiscal year ended December 31, 1994, was 24%, for December 31, 1995, it was 27%, and for the fiscal period ended June 30, 1996, it was 5%. Commissions paid during the fiscal period ended June 30, 1996, amounted to $5,769.


Scout Balanced Fund

Scout Balanced Fund seeks both long-term capital growth and high current income. Long-term capital growth is intended to be achieved primarily by the Fund's investment in a diversified portfolio of equity securities (common stocks and securities convertible into common stocks). High current income is intended to be achieved by the Fund's investment in a diversified portfolio of fixed-income obligations.

The Fund will normally invest in a diversified portfolio of securities. The Fund has the flexibility to pursue its objective through any type or quality of domestic or foreign security. The manager will shift the proportions of each type of investment based on interpretation of economic conditions and underlying security valuations. Normally the Fund will invest at least 25% of its total assets in equity securities and a minimum of 25% of its total assets in fixed income senior obligations. When, in the manager's judgment, market conditions warrant, the Fund, for defensive purposes, may make substantial temporary investments in high quality money market securities.

The Fund will normally invest in the following fixed income securities:

     1. Direct obligations of the U.S. Government, such as bills, notes, bonds and other debt securities issued by the U.S.
Treasury.

     2. Obligations of U.S. government agencies and instrumentalities which are secured by the full faith and credit of the U.S. Treasury; such as securities of the Government National Mortgage Association; or which are secured by the right of the issuer to borrow from the Treasury, such as securities issued by the Federal Financing Bank or the U.S. Postal Service; or are supported by the credit of the government agency or instrumentality itself, such as securities of Federal Home Loan Banks, Federal Farm Credit Banks, or the Federal National Mortgage Association.

     3. Securities issued by corporations or other business organizations. The Fund will generally invest in securities that, at the time of purchase, are classified as investment grade by Moody's Investors Service, Inc. or by Standard & Poor's Corporation. Securities that are subsequently downgraded to non-investment grade may continue to be held by the Fund, as long as such securities do not exceed 5% of the portfolio, and will be sold only if the manager believes it would be advantageous to do so.

It is anticipated that the average maturity of the fixed income obligations in the Fund's portfolio will be between five and seven years.

The Fund will normally invest in the following equity securities, securities convertible into equity securities, preferred stocks and warrants:

     1. Domestic companies listed on an exchange or over-the-counter.

     2. Foreign companies with shares listed on U.S. Exchanges or in the over-the-counter market, or foreign companies with American Depository Receipts (ADR's) which represent foreign securities and are traded on U.S. Exchanges or in the over-the-counter market. The Fund may also invest directly in foreign securities.

The Fund will not be restricted as to market capitalization. However, under normal circumstances, the Fund will not invest more than 25% of its assets in a single industry. Also the Fund may not own more than 10% of the outstanding voting securities of a single issuer. The Fund may not invest more than 5% of its equity assets in any one issuer.

Investments in money market securities shall include government securities, government agency securities, commercial paper, bankers' acceptances, bank certificates of deposit and repurchase agreements. Investment in commercial paper is restricted to companies rated P-2 or higher by Moody's or A-2 or higher by Standard & Poor's.

The Fund cannot guarantee that its investment objectives will be achieved because there are inherent risks in the ownership of the investments made by the Fund. The value of the Fund's shares will reflect changes in the market value of its investments, and dividends paid by the Fund will vary with the income it receives from these investments.

Through careful management and diversification, the Fund will seek to reduce risk and enhance the opportunities for long-term growth of capital and income. The flexibility to realize relative value between asset classes, markets and individual securities offers investors the opportunity to access undervalued securities around the globe. The total return approach employed by the Fund is ideal for investors seeking to diversify assets and move money to areas of attractive valuation.

Securities rated Baa or higher by Moody's or BBB by Standard & Poor's or higher are classified as investment grade securities. Although securities rated Baa by Moody's and BBB by Standard & Poor's have speculative characteristics, they are considered to be investment grade. Such securities carry a lower degree of risk than lower rated securities.


Securities that are subsequently downgraded in quality below Baa by Moody's or BBB by Standard & Poor's may continue to be held by the Fund, and will be sold only if the Fund's adviser believes it would be advantageous to do so. In addition, the credit quality of unrated securities purchased by the Fund must be, in the opinion of the Fund's adviser, at least equivalent to a Baa rating by Moody's or a BBB rating by Standard & Poor's. Scout Balanced Fund's annualized turnover ratio for the fiscal period ended June 30, 1996, was 5%. Commissions paid during the fiscal period ended June 30, 1996, amounted to $2,747.


REPURCHASE AGREEMENTS

A repurchase agreement involves the sale of securities to a Fund with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the purchaser's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the Investment Company Act of 1940, repurchase agreements are considered loans by the Funds.

The Funds will enter into such repurchase agreements only with United States banks (including affiliates of UMB Financial Corporation) having assets in excess of $1 billion which are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Board of Directors. In those cases where securities issued by affiliate banks of UMB Financial Corporation are purchased, no preference will be given to such issuers over other issuers. The term to maturity of a repurchase agreement normally will be no longer than a few days. Repurchase agreements maturing in more than seven days, and other illiquid securities, will not exceed 10% of the total assets of any Fund.

RISK FACTORS APPLICABLE TO REPURCHASE AGREEMENTS

The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that the Fund may not be able to perfect its interest in the underlying securities. While the Fund's management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

RISK FACTORS PECULIAR TO MONEY MARKET INSTRUMENTS

The yield and the principal value of money market instruments are sensitive to short-term lending condi-tions, and it is possible that an issuer may default. The Fund will seek to minimize these risks through portfolio diversification, careful portfolio selection among securities considered to be high quality and by maintaining short average maturities.

RISK FACTORS APPLICABLE TO CONCENTRATION OF ASSETS IN THE BANKING
INDUSTRY

Concentration of assets in the banking industry may increase the element of risk because banks are highly leveraged. The manager believes this risk is reduced because purchases will be limited to banks which are members of the Federal Deposit Insurance Corporation, although securities purchased by the Fund may not be FDIC insured deposits. Furthermore, the manager will carefully evaluate the financial ratios and asset characteristics of banks in which the Funds might invest, and reject those banks whose financial ratios and asset characteristics are not, in the manager's opinion, sufficiently strong.

Risk Factors applicable to foreign investments

From time to time, Scout WorldWide Fund may invest in companies located in developing countries. A developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. Compared to investment in the United States and other developed countries, investing in the equity and fixed income markets of developing countries involves exposure to relatively unstable governments, economic structures that are generally less mature and based on only a few industries and securities markets which trade a small number of securities. Prices on securities exchanges in developing countries generally will be more volatile than those in developed countries. The Fund will not invest more than 20% of its total assets in companies located in developing countries.

The risks to which the Scout WorldWide Fund are exposed, as a result of investing in companies located outside the United States include currency risks such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the U.S. dollar; exchange control regulations; costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to U.S. dollars). As a result, the relative strength of the U.S. dollar may be an important factor in the performance of the Fund.

Under normal circumstances the Fund will invest at least 65% of its assets in equity securities of foreign issuers. However, to meet the liquidity needs of the Fund or when the Fund believes that investments should be deployed in a temporary defensive posture because of economic or market conditions, the Fund may invest all or a major portion of its assets in short-term debt securities denominated in U.S. dollars, including U.S. treasury bills and other securities of the U.S. government and its agencies, bankers' acceptances and certificates of deposit rated OAO or better by Standard & Poor's Corporation or Moody's Investors Service as well as enter into repurchase agreements maturing in seven days or less with U.S. banks and broker-dealers which are collateralized by such securities. The Fund may also hold cash and time deposits in foreign banks, denominated in any major foreign currency.

INVESTMENT RESTRICTIONS

In addition to the policies set forth under the caption "Investment Objective and Portfolio Management Policy" the Funds are subject to certain other restrictions which may not be changed without approval of the "holders of a majority of the outstanding shares" of the Fund or the affected Portfolio. Among these restrictions, the more important ones are that the Fund (Portfolio) will not purchase the securities of any issuer if more than 5% of the Fund's total assets would be invested in the securities of such issuer, or the Fund would hold more than 10% of any class of securities of such issuer; borrow money in excess of 10% of total assets taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes; will not borrow to increase income (leveraging) but only to facilitate redemption requests which might otherwise require untimely dispositions of portfolio securities; will repay all borrowings before making additional investments (interest paid on such borrowings will reduce net income). The full text of these restrictions is set forth in the "Statement of Additional Information."

There is no limitation with respect to investments in U.S.
Treasury Bills, or other obligations issued or guaranteed by the federal government, its agencies and instrumentalities.

PERFORMANCE MEASURES


From time to time, each of the Funds may advertise its performance in various ways, as summarized below. Further discussion of these matters also appears in the "Statement of Additional Information." A discussion of Scout Stock Fund, Scout Regional Fund, Scout Bond Fund, Scout WorldWide Fund and Scout Balanced Fund performance is included in the Fund's Annual Report to Shareholders which is available from the Fund upon request at no charge.


Yield

From time to time, each portfolio of Scout Money Market Fund and Scout Tax-Free Money Market Fund may advertise "yield" and "effective yield." The "yield" of a Fund refers to the income generated by an investment in a Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

Each portfolio of Scout Money Market Fund, and Scout Tax-Free Money Market Fund may quote their yields in advertisements or in reports to shareholders. Yield information may be useful in reviewing the performance of these Funds and in providing a basis for comparison with other investment alternatives. However, since the net investment income of these Funds changes in response to fluctuations in interest rates and Fund expenses, any given yield quotations should not be considered representative of the Fund's yields for any future period. Current yield and price quotations for the Scout Funds may be obtained by telephoning 1-800-996-2862.

Total Return

Scout Stock Fund, Scout Regional Fund, Scout Bond Fund, Scout WorldWide Fund and Scout Balanced Fund may advertise "average annual total return" over various periods of time. Such total return figures show the average percentage change in value of an investment in a Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Funds' shares and assume that any income dividends and/or capital gains distributions made by the Funds during the period were reinvested in shares of the Fund. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of a Fund's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, it is important to note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Performance Comparisons

In advertisements or in reports to shareholders, each of the Funds may compare its performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, Scout Stock, Scout Regional, Scout WorldWide, Scout Bond and Scout Balanced Funds may compare their performance to rankings prepared by Lipper Analytical Services, Inc. (Lipper), a widely recognized independent service which monitors the performance of mutual funds. Scout Stock Fund or Scout Regional Fund may also compare its performance to the Standard & Poor's 500 Stock Index (S&P 500), an index of unmanaged groups of common stocks, the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the NYSE, or the Consumer Price Index. Scout Bond Fund may compare its performance to the Shearson/ Lehman Government/ Corporate Index, an unmanaged index of government and corporate bonds. Performance information, rankings, ratings, published editorial comments and listings as reported in national financial publications such as Kiplinger's Personal Finance Magazine, Business Week, Morningstar Mutual Funds, Investor's Business Daily, Institutional Investor, The Wall Street Journal, Mutual Fund Forecaster, No-Load Investor, Money, Forbes, Fortune and Barron's may also be used in comparing performance of Scout Stock Fund, Scout Regional Fund, Scout Bond Fund, Scout WorldWide Fund and Scout Balanced Fund. Similarly, each Portfolio of Scout Money Market Fund, and Scout Tax-Free Money Market Fund may compare their yields to the Donoghue's Money Fund Average and the Donoghue's Government Money Fund Average which are averages compiled by Donoghue's Money Fund Report, a widely recognized independent publication that monitors the performance of money market mutual funds, or to the average yield reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas. Performance comparisons should not be considered as representative of the future performance of any Fund. Further information regarding the performance of the Scout Funds is contained in the "Statement of Additional Information."

Performance rankings, recommendations, published editorial comments and listings reported in Money, Barron's, Kiplinger's Personal Finance Magazine, Financial World, Forbes, U.S. News & World Report, Business Week, The Wall Street Journal, Investors Business Daily, USA Today, Fortune and Stanger's may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from Morningstar Mutual Funds, Personal Finance, Income and Safety, The Mutual Fund Letter, No-Load Fund Investor, United Mutual Fund Selector, No-Load Fund Analyst, No- Load Fund X, Louis Rukeyser's Wall Street newsletter, Donoghue's Money Letter, CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, and Donoghue's Mutual Fund Almanac.

HOW TO PURCHASE SHARES


You must specify the Fund in which you desire to invest on your application form. Failure to do so will result in the application and your check or bank wire being returned to you.


Shares are purchased from the Fund at net asset value (no sales charge) next computed after a purchase order has become effective, through its agent, Jones & Babson, Inc., P.O. Box 410498, Kansas City, MO 64141-0498. For information call toll free 1-800-996-2862. Purchase orders for Scout Funds become effective upon receipt by the Fund.

The Funds reserve the right in their sole discretion to withdraw all or any part of the offerings made by the prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of a Fund and its shareholders. The Funds also reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which includes shareholders of the Funds' special investment programs. The Fund reserves the right to refuse to accept orders for fund shares unless accompanied by payment, except when a responsible person has indemnified the Fund against losses resulting from the failure of investors to make payment. In the event that the Fund sustains a loss as the result of failure by a purchaser to make payment, the Fund's underwriter, Jones & Babson, Inc. will cover the loss.

INITIAL INVESTMENTS

Initial investments - By mail. You may open an account and make an investment by completing and signing the application which accompanies this prospectus. Make your check ($1,000 minimum) payable to UMB Bank, n.a. Mail your application and check to:

The Scout Fund Group
P.O. Box 410498
Kansas City, Missouri 64141-0498

Initial investments - By wire. You may purchase shares of the Fund by wiring the purchase price ($1,000 mini-mum) through the Federal Reserve Bank to the custodian, UMB Bank, n.a. Prior to sending your money, you must call the Fund toll free 1-800-996-2862 and provide it with the identity of the registered account owner, the registered address, the Social Security or Tax Identification Number of the registered owner, the amount being wired, the name and telephone number of the wiring bank and the person to be contacted in connection with the order. You will then be provided a Fund account number, after which you should instruct your bank to wire the specified amount, along with the account number and the account registration to:

UMB Bank, n.a.
Kansas City, Missouri, ABA #101000695
For:           Scout Money Market Fund, Inc.
                    Prime Portfolio/AC = 980118-6957
                    Federal Portfolio/AC = 980118-6965
               Scout Stock Fund, Inc./AC = 980118-7023
               Scout Regional Fund, Inc./AC = 987007-7108
               Scout Bond Fund, Inc./AC = 980118-7015
               Scout Tax-Free Money Market Fund, Inc./AC = 980118-6981
               Scout WorldWide Fund, Inc./AC = 987047-5332
               Scout Balanced Fund, Inc./AC = 987072-6971
               (As appropriate)
For Account No. (insert assigned Fund account number and name in which account is registered.)

A completed application must be sent to the Fund as soon as possible so the necessary remaining information can be recorded in your account. Payment of redemption proceeds will be delayed until the completed application is received by the Fund.

INVESTMENTS SUBSEQUENT TO INITIAL INVESTMENT


You may add to your Fund account at any time in amounts of $100 or more if purchases are made by mail or telephone purchase
(ACH), or $500 or more if purchases are made by wire. Automatic monthly investments must be in amounts of $50 or more.

Checks should be mailed to the Funds at their address, but made payable to UMB Bank, n.a. Always identify your account number or include the detachable reminder stub which accompanies each confirmation.

Wire share purchases should include your account registration, your account number and the Scout Fund in which you are purchasing shares. It also is advisable to notify the Fund by telephone that you have sent a wire purchase order to the bank.

TELEPHONE INVESTMENT SERVICE


To use the Telephone Investment Service, you must first establish your Fund account and authorize telephone orders in the application form, or, subsequently, on a special authorization form provided upon request. If you elect the Telephone Investment Service and your request is received prior to 3:00 P.M. (Central
Time), you may purchase Fund shares ($100 minimum) by telephone and authorize the Fund to draft your checking account for the cost of the shares so purchased. You will receive the next available price after the Fund has received your telephone call. Availability and continuance of this privilege is subject to acceptance and approval by the Fund and all participating banks. During periods of increased market activity, you may have difficulty reaching the Fund by telephone, in which case you should contact the Fund by mail or telegraph. The Fund will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems.


The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if such procedures are not followed, the Fund may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, but are not limited to requiring personal identification prior to acting upon instructions received by telephone, providing written confirmations of such transactions, and/or tape recording of telephone instructions.

The Funds reserve the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time upon 15 days written notice to shareholders, and to terminate or modify the privileges without prior notice in any circumstances where such termination or modification is in the best interest of the Fund and its investors.

AUTOMATIC MONTHLY INVESTMENT PLAN


You may elect to make monthly investments in a constant dollar amount from your checking account ($50 minimum). The Fund will draft your checking account on the same day each month in the amount you authorize in your application, or, subsequently, on a special authorization form provided upon request. Availability and continuance of this privilege is subject to acceptance and approval by the Fund and all participating banks. If the date selected falls on a day upon which the Fund shares are not priced, investment will be made on the first date thereafter upon which Fund shares are priced. The Fund will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems.


The Funds reserve the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time upon 15 days written notice to shareholders, and to terminate or modify the privileges without prior notice in any circumstances where such termination or modification is in the best interest of the Fund and its investors.

HOW TO REDEEM SHARES


Shareholders registered in the stock records of the Funds may withdraw all or part of their investment by redeeming shares for which a Fund has received unconditional payment in the form of federal funds or such payment has been converted to federal funds and accepted by the Fund.

In each instance you must comply with the general requirements relating to all redemptions as well as with specific requirements set out for the particular redemption method you select. If you wish to expedite redemptions by using the telephone/telegraph privilege, you should carefully note the special requirements and limitations relating to these methods. Draft writing (check) privileges are available for Scout Money Market Fund, Inc. and Scout Tax-Free Money Market Fund, Inc.

All redemption requests must be transmitted to the Funds, P.O.
Box 410498, Kansas City, Missouri 64141-0498. Shareholders who have authorized telephone redemption may call toll free 1-800-996-2862. The Funds will redeem shares at the price (net asset value per share) next effective after receipt of a redemption request in "good order." (See "How Share Price is Determined.")


The Funds will endeavor to transmit redemption proceeds to the proper party, as instructed, as soon as practicable after a redemption request has been received in "good order" and accepted, but in no event later than the third business day thereafter. Transmissions are made by mail unless an expedited method has been authorized and specified in the redemption request. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.

Redemptions will not become effective until all documents in the form required have been received. In the case of redemption requests made within 15 days of the date of purchase, the Fund will delay transmission of proceeds until such time as it is certain that unconditional payment in federal funds has been collected for the purchase of shares being redeemed or 15 days from the date of purchase. You can avoid the possibility of delay by paying for all of your purchases with a transfer of federal funds.

Where additional documentation is normally required to support redemptions as in the case of corporations, fiduciaries, and others who hold shares in a representative or nominee capacity such as certified copies of corporate resolutions, or certificates of incumbency, or such other documentation as may be required under the Uniform Commercial Code or other applicable laws or regulations, it is the responsibility of the shareholder to maintain such documentation on file and in a current status. A failure to do so will delay the redemption. If you have questions concerning redemption requirements, please write or telephone the Funds well ahead of an anticipated redemption in order to avoid any possible delay.


Requests which are subject to special conditions or which specify an effective date other than as provided herein cannot be accepted.


The right of redemption may be suspended or the date of payment postponed beyond the normal three-day period when the New York Stock Exchange is closed or under emergency circumstances as determined by the Securities and Exchange Commission. Additional details are set forth in the "Statement of Additional Information."

With respect to Scout Money Market and Scout Tax-Free Money Market Funds, shares redeemed will be entitled to receive all dividends declared through the day preceding the date of redemption. If you redeem all of the shares in your account, in addition to the share redemption check, a separate check representing all dividends declared but unpaid on the shares redeemed will be distributed on the next dividend payment date. Any amount due you in your declared but unpaid dividend account cannot be redeemed by draft.

Due to the high cost of maintaining smaller accounts, the Directors have authorized the Funds to close shareholder accounts where their value falls below the current minimum initial investment requirement at the time of initial purchase as a result of redemptions and not as the result of market action, and remains below this level for 60 days after each such shareholder account is mailed a notice of: (1) the Fund's intention to close the account, (2) the minimum account size requirement, and (3) the date on which the account will be closed if the minimum size requirement is not met. Since the minimum investment amount and the minimum account size are the same, any redemption from an account containing only the minimum investment amount may result in redemption of that account.

Withdrawal By Mail - Shares may be redeemed by mailing your request to the Funds. To be in "good order" the request must include the following:

     (1) A written redemption request or stock assignment (stock power) containing the genuine signature of each registered owner exactly as the shares are registered, with clear identification of the account by registered name(s), account number and the number of shares or the dollar amount to be redeemed;

     (2) any outstanding stock certificates representing shares to be redeemed;

     (3)  signature guarantees as required (see Signature
Guarantees); and

     (4) any additional documentation which the Fund may deem necessary to insure a genuine redemption such as an application if one is not on file, or in the case of corporations, fiduciaries, and others who hold shares in a representative or nominee capacity (See below).

Where additional documentation is normally required to support redemptions as in the case of corporations, fiduciaries, and others who hold shares in a representative or nominee capacity, such as certified copies of corporate resolutions, or certificates or incumbency, or such other documentation as may be required under the Uniform Commercial Code or other applicable laws or regulations, it is the responsibility of the shareholder to maintain such documentation on file and in a current status. A failure to do so will delay the redemption. If you have questions concerning redemption requirements, please write or telephone the Fund well ahead of an anticipated redemption in order to avoid any possible delay.


Signature Guarantees are required in connection with all redemptions of $50,000 or more by mail, or changes in share registration, except as hereinafter provided. These requirements may be waived by the Fund in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders. Signature(s) must be guaranteed by an Oeligible Guarantor institutionO as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include: (1) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies; or (3) securities broker/dealers which are members of a national securities exchange or clearing agency or which have a minimum net capital of $100,000. A notarized signature will not be sufficient for the request to be in proper form.

Signature guarantees will be waived for mail redemptions of $50,000 or less, but they will be required if the checks are to be payable to someone other than the registered owner(s), or are to be mailed to an address different from the registered address of the shareholder(s), or where there appears to be a pattern of redemptions designed to circumvent the signature guarantee requirement, or where the Funds have other reason to believe that this requirement would be in the best interests of the Funds and their shareholders.

Withdrawal By Telephone or Telegraph - You may withdraw any amount ($500 minimum if wired) or more by telephone toll free 1-800-996-2862, or by telegram to the Fund's address. Telephone/telegraph redemption authorizations signed by all registered owners with signatures guaranteed must be on file with the Funds before you may redeem by telephone or telegraph. Funds will be sent only to the address of record. The signature guarantee requirement may be waived by the Funds if the request for this redemption method is made at the same time the initial application to purchase shares is submitted.


All communications must include the Fund's name, Portfolio name (if applicable), your account number, the exact registration of your shares, the number of shares or dollar amount to be redeemed, and the identity of the bank and bank account (name and number) to which the proceeds are to be wired. This procedure may only be used for non-certificated shares held in open account. For the protection of shareholders, your redemption instructions can only be changed by filing with the Funds new instructions on a form obtainable from the Funds which must be properly signed with signature(s) guaranteed.


Telephone or telegraph redemption proceeds may be transmitted to your pre-identified bank account either by wire or mail to a domestic commercial bank which is a member of the Federal Reserve System, or by credit to such account with UMB Bank, n.a. as designated by you on your pre-authorization form. If you elect to have proceeds wired to a bank other than UMB Bank, n.a., and your request is received prior to 1:00 P.M. (Central Time) for Scout Money Market Fund, Inc. and Scout Tax-Free Money Market Fund, Inc. or 3:00 P.M. (Central Time) for Scout Stock Fund, Inc., Scout Regional Fund, Inc., Scout Balanced Fund, Inc., Scout Bond Fund, Inc. and Scout WorldWide Fund, Inc., proceeds normally will be wired the following business day. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control. If your request is received on any day after the cut-off time, proceeds normally will be wired on the second business day following the day of receipt of your request. If you elect to have proceeds credited to your account with UMB Bank, n.a., and your request is received prior to 1:00 P.M. (Central Time) for Scout Money Market Fund, Inc. and Scout Tax-Free Money Market Fund, Inc. only, proceeds normally will be credited that day. Normally, your bank account with UMB Bank, n.a. will be credited on the following business day if your request for Scout Money Market Fund, Inc. and Scout Tax-Free Money Market Fund, Inc. is received after 1:00 P.M. (Central
Time). Normally your bank account with UMB Bank, n.a. will be credited on the following business day for all requests for Scout Stock Fund, Inc., Scout Bond Fund, Inc., Scout Regional Fund, Inc., Scout WorldWide Fund, Inc. and Scout Balanced Fund, Inc. The Funds reserve the right to change their policy or to refuse a telephone or telegraph redemption request or require additional documentation to assure a genuine redemption, and, at their option, may pay such redemption by wire or check and may limit the frequency or the amount of such request. The Funds reserve the right to terminate or modify any or all of the services in connection with this privilege at any time without prior notice. Neither the Funds nor Jones & Babson, Inc. assumes responsibility for the authenticity of withdrawal instructions, and there are provisions on the authorization form limiting their liability in this respect.


Withdrawal by Draft ("Check") - (Scout MONEY MARKET AND Scout TAX-FREE MONEY MARKET FUNDS ONLY) - you may elect this method of redemption on your original application, or on a form which will be sent to you upon request. All signatures must be guaranteed unless this method of redemption is elected on your original application. The authorization form, which all registered owners must sign, also contains a provision relieving the Funds, Jones & Babson, Inc. and UMB Bank, n.a. from liability for loss, if any, which you may sustain arising out of a non-genuine redemption pursuant to this redemption feature. Any additional documentation required to assure a genuine redemption must be maintained on file with the Funds in such a current status as the Funds may deem necessary. A new form properly signed and with the signature(s) guaranteed must be received and accepted by the Funds before authorized redemption instructions already on file with the Funds can be changed.

You will be provided a supply of drafts ("checks") which may be drawn on the Funds. Drafts must be deposited in a bank account of the payee to be cleared through the banking system in order to be presented to the Funds for payment through UMB Bank, n.a. An additional supply of drafts will be furnished upon request. There presently is no charge for these drafts or their clearance. However, the Funds and UMB Bank, n.a. reserve the right to make reasonable charges and to terminate or modify any or all of the services in connection with this privilege at any time and without prior notice.

These drafts may be signed by any joint owner unless otherwise indicated on the account application. They may be made payable to the order of any person in the amount of $500 or more. The bank of the draft payee must present it for collection through UMB Bank, n.a. which delivers it to the Fund for redemption of a sufficient number of shares to cover the amount of the draft. Dividends will be earned by the shareholder on the draft proceeds until the day preceding the date it clears at UMB Bank, n.a. Drafts will not be honored by the Funds and will be returned unpaid if there are insufficient open account shares to meet the withdrawal amount. The Funds reserve the right to withhold the bank's redemption request until they determine that they have received unconditional payment for at least the number of shares required to be redeemed to make payment on the draft. If such a delay is necessary, the bank may return the draft not accepted (by the Funds) because there are not sufficient shares for which good payment has been received in the shareholder account. Dividends declared but not yet paid to you cannot be withdrawn by drafts. Drafts (checks) may not be used as a redemption form.

SYSTEMATIC REDEMPTION PLAN

If you own shares in an open account valued at $10,000 or more, and desire to make regular monthly or quarterly withdrawals without the necessity and inconvenience of executing a separate redemption request to initiate each withdrawal, you may enter into a Systematic Withdrawal Plan by completing forms obtainable from the Fund. For this service, the manager may charge you a fee not to exceed $1.50 for each withdrawal. Currently the manager assumes the additional expenses arising out of this type of plan, but it reserves the right to initiate such a charge at any time in the future when it deems it necessary. If such a change is imposed, participants will be provided 30 days notice.

Subject to a $50 minimum, you may withdraw each period a specified dollar amount. Shares also may be redeemed at a rate calculated to exhaust the account at the end of a specified period of time.

Dividends and capital gains distributions must be reinvested in additional shares. Under all withdrawal programs, liquidation of shares in excess of dividends and distributions reinvested will diminish and may exhaust your account, particularly during a period of declining share values.

You may revoke or change your plan or redeem all of your shares remaining at any time. Withdrawal payments will be continued until the shares are exhausted or until the Fund or you terminate the plan by written notice to the other.

HOW TO EXCHANGE SHARES BETWEEN SCOUT FUNDS

Shareholders may exchange their Fund shares which have been held in open account for 15 days or more, and for which good payment has been received, for identically registered shares of any other Scout Fund, or any other Portfolio in the Scout Fund Group, which is legally registered for sale in the state of residence of the investor, provided that the minimum amount exchanged from a Fund or Portfolio has a value of $1,000 or more and meets the minimum investment requirement of the Fund or Portfolio into which it is exchanged. An exchange between two Scout Funds is treated as a sale of the shares from which the exchange occurs and a purchase of shares of the fund into which the exchange occurs. Exchanging shareholders will receive the next quoted prices for their shares after the request is received in "good order" (See "How Share Price is Determined.")

To authorize the Telephone/Telegraph Exchange Privilege, all registered owners must authorize this privilege on the original application, or the Fund must receive a special authorization form, provided upon request. During periods of increased market activity, you may have difficulty reaching the Fund by telephone, in which case you should contact the Fund by mail or telegraph. The Fund reserves the right to initiate a charge for this service and to terminate or modify any or all of the privileges in connection with this service at any time and without prior notice under any unforeseen circumstances where continuance of these privileges would be detrimental to the Fund or its shareholders such as an emergency, or where the volume of such activity threatens the ability of the Fund to conduct business, or under any other circumstances, upon 60 days written notice to shareholders. The Fund will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.

The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if such procedures are not followed, the Fund may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, but are not limited to requiring personal identification prior to acting upon instructions received by telephone, providing written confirmations of such transactions, and/or tape recording of telephone instructions.

Exchanges by mail may be accomplished by a written request properly signed by all registered owners identifying the account by name and number, the number of shares or dollar amount to be redeemed for exchange, and the Scout Fund into which the account is being transferred.

If you wish to exchange part or all of your shares in any Fund for shares of another Fund or Portfolio in the Scout Fund Group, you should review the prospectus carefully. Any such exchange will be based upon the respective net asset values of the shares involved. An exchange between Funds involves the sale of an asset. Unless the shareholder account is tax-deferred, this is a taxable event.

HOW SHARE PRICE IS DETERMINED

The net asset value per share of each Fund (Portfolio) is computed once daily, Monday through Friday, at the specific time during the day that the Board of Directors of each Fund sets at least annually, except on days on which changes in the value of a Fund's portfolio securities will not materially affect the net asset value, or days during which no security is tendered for redemption and no order to purchase or sell such security is received by the Fund, or customary holidays. For a list of the holidays during which any of the Funds are not open for business, see "How Share Price is Determined" in the "Statement of Additional Information."

The per share calculation is made by subtracting from total assets any liabilities and then dividing this net amount by the total outstanding shares as of the date of the calculation.

Stock, Regional, Bond, WorldWide
and Balanced Funds

The price at which new shares of Scout Stock Fund, Scout Regional Fund, Scout Bond Fund, Scout WorldWide Fund and Scout Balanced Fund will be sold and at which issued shares presented for redemption will be liquidated is computed once daily at 3:00 P.M. (Central Time), except on those days when these Funds are not open for business.

Money market securities which on the date of valuation have 60 days or less to maturity, are valued on the basis of the amortized cost valuation technique which involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

For Scout Stock Fund, Scout Regional Fund, Scout WorldWide Fund and Scout Balanced Fund, each security listed on an Exchange is valued at its last sale price on that Exchange on the date as of which assets are valued. Where the security is listed on more than one Exchange, the Fund will use the price of that Exchange which is generally considered to be the principal Exchange on which the stock is traded. Lacking sales, the security is valued at the mean between the current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by the Board of Directors.

For Scout Bond Fund, debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Use of the pricing service has been approved by Scout Bond Fund's Board of Directors.

Money Market and Tax-Free Money Market Funds

The price at which new shares of each Portfolio of Scout Money Market Fund and Scout Tax-Free Money Market Fund will be sold and at which issued shares presented for redemption will be liquidated is computed once daily at 12:00 P.M. (Central Time), except on those days when these Funds are not open for business.

Normally the price of each Portfolio of Scout Money Market Fund and the price of Scout Tax-Free Money Market Fund will be $1.00 because these Funds will adhere to a number of procedures designed, but not guaranteed, to maintain a constant price of $1.00 per share. Although unlikely, it still is possible that the value of the shares you redeem may be more or less than your cost depending on the market value of these Funds' securities at the time a redemption becomes effective.

For the purpose of calculating each Fund's net asset value per share, securities are valued by the "amortized cost" method of valuation, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Funds computed as described above may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for its portfolio instruments. Thus, if the use of amortized cost by the Funds resulted in a lower aggregate value on a particular day, a prospective investor in the Funds would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing market values, and existing investors would receive less investment income. The converse would apply in a period of rising interest rates.

The use of amortized cost and the maintenance of each Fund's per share net asset value at $1.00 is based on its election to operate under the provisions of Rule 2a-7 under the Investment Company Act of 1940. To assure compliance with adopted procedures pursuant to Rule 2a-7 under the Investment Company Act of 1940 (the"1940 Act"), the Fund will only invest in U.S. dollar denominated securities with remaining maturities of 397 days or less, maintain the dollar weighted average maturity of the securities in the Fund's portfolio at 90 days or less and limit its investments to those instruments which the Directors of the Fund determines present minimal credit risks and which are eligible investments under the rule.

The Directors have established procedures designed to maintain the Funds' price per share, as computed for the purpose of sales and redemptions, at $1.00. These procedures include a review of the Funds' holdings by the Directors at such intervals as they deem appropriate to determine whether the Funds' net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. If any deviation exceeds one-half of one percent, the Directors will promptly consider what action, if any, will be initiated. In the event the Directors determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they have agreed to take such corrective action as they regard as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withhold dividends; make a special capital distribution; redeem shares in kind; or establish net asset value per share using available market quotations.

There are various methods of valuing the assets and of paying dividends and distributions from a money market fund. Each Portfolio values its assets at amortized cost while also monitoring the available market bid prices, or yield equivalents. Since dividends from net investment income will be accrued daily and paid monthly, the net asset value per share of each Portfolio will ordinarily remain at $1.00, but the Portfolio's daily dividends will vary in amount.

OFFICERS AND DIRECTORS

The officers of the Funds manage their day-to-day operations. The Funds' manager and officers are subject to the supervision and control of the Boards of Directors. A list of the officers and directors of the Funds and a brief statement of their present positions and principal occupations during the past five years is set forth in the "Statement of Additional Information."

MANAGER AND UNDERWRITER

Jones & Babson, Inc. was founded in 1960. It organized Scout Stock, Bond, Money Market and Tax-Free Money Market Funds in 1982, Scout Regional Fund in 1986, Scout WorldWide Fund in 1993, and Scout Balanced Fund in 1995, and acts as their principal underwriter at no cost to the Funds.

UMB Bank, n.a. is the Fund's manager and investment adviser and provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Funds. This includes investment management and supervision; fees of the custodian, independent public accountants and legal counsel; remuneration of officers, directors and other personnel; rent; shareholder services, including the maintenance of the shareholder accounting system and transfer agency; and such other items as are incidental to corporate administration.


Not considered normal operating expenses and therefore payable by the Funds, are taxes, fees and other charges of governments and their agencies including the cost of qualifying the Funds' shares for sale in any jurisdiction, interest, brokerage costs, and all costs and expenses including legal and accounting fees incurred in anticipation of or arising out of litigation or administrative proceedings to which the Funds, their officers or directors may be subject or a party thereto. Per share expenses of any Portfolio or Fund may differ due to differences in management or registration fees.

Jones & Babson, Inc. acts as principal underwriter for the Funds at no cost to the Funds. UMB Bank, n.a. employs at its own expense Jones & Babson, Inc. to provide services to the Funds, including the maintenance of the shareholder accounting system and transfer agency, and such other items as are incidental to corporate administration. The cost of the services of Jones & Babson, Inc. is included in the fee of UMB Bank, n.a.

As compensation for all the foregoing services, Scout Stock Fund, Scout Regional Fund, Scout Bond Fund, Scout WorldWide Fund and Scout Balanced Fund pay UMB Bank, n.a. a fee at the annual rate of 85/100 of one percent (.85%) of their total net assets, which is computed daily and paid semimonthly.


The total expenses of Scout Stock Fund for the fiscal year ended June 30, 1996, amounted to .85% of the average net assets of that Fund which included the following amounts paid to UMB Bank, n.a.: $70,520 for custodian services, $673,603 for advisory services and $77,770 for portfolio accounting services. The total expenses of Scout Bond Fund for the fiscal year ended June 30, 1996, amounted to .86% of the average net assets of that Fund which included the following amounts paid to UMB Bank, n.a.: $35,665 for custodian services, $341,374 for advisory services and $39,598 for portfolio accounting services. The total expenses of Scout Regional Fund for the fiscal period ended June 30, 1996, amounted to .86% of the average net assets of that Fund which included the following amounts paid to UMB Bank, n.a.: $9,855 for custodian services, $80,219 for advisory services and $9,855 for portfolio accounting services. The total expenses of Scout WorldWide Fund for the fiscal period ended June 30, 1996, amounted to .85% of the average net assets of that Fund which included the following amounts paid to UMB Bank, n.a.: $6,861 for custodian services, $55,154 for advisory services, and $6,861 for portfolio accounting services. The total expenses of Scout Balanced Fund for the fiscal period ended June 30, 1996, amounted to .85% of the average net assets of that Fund which included the following amounts paid to UMB Bank, n.a.:
$598 for custodian services, $4,036 for advisory services, and $598 for portfolio accounting services.

Scout Money Market Fund and Scout Tax-Free Money Market Fund pay UMB Bank, n.a. a fee at the annual rate of 50/100 of one percent (.50%) of their total net assets, which is computed daily and paid semimonthly. The total expenses of the Federal Portfolio of Scout Money Market Fund for the fiscal year ended June 30, 1996, amounted to .51% of the average net assets of the Portfolio which included the following amounts paid to UMB Bank, n.a.: $102,653 for custodian services, $395,213 for advisory services, and $113,777 for portfolio accounting services. The total expenses of the Prime Portfolio of Scout Money Market Fund for the fiscal year ended June 30, 1996, amounted to .51% of the average net assets of the Portfolio which included the following amounts paid to UMB Bank, n.a.: $142,782 for custodian services, $588,485 for advisory services, and $157,824 for portfolio accounting services. The total expenses of Scout Tax-Free Money Market Fund for the fiscal year ended June 30, 1996, amounted to .52% of the average net assets of the Fund which included the following amounts paid to UMB Bank n.a.: $48,715 for custodian services, $178,055 for advisory services, and $52,775 for portfolio accounting services.


The annual fees charged by UMB Bank, n.a. are higher than the fees of most other investment advisers whose charges cover only investment advisory services with all remaining operational expenses absorbed directly by the Fund, but it is anticipated that they will compare favorably with these other advisers when all expenses to Fund shareholders are taken into account.

The Bank serves a broad variety of individual, corporate and other institutional clients by maintaining an extensive research and analytical staff. It has an experienced investment analysis and research staff which eliminates the need for the Fund to maintain an extensive duplicate staff, with the consequent increase in the cost of investment advisory service.

The Management Agreement limits the liability of the manager, as well as its officers, directors and personnel, to acts or omissions involving willful malfeasance, bad faith, gross negligence, or reckless disregard of their duties.


David B. Anderson has been the portfolio manager of Scout Stock Fund since 1982, and portfolio manager of Scout Regional Fund since the change in the Fund's objective in 1991. He joined UMB Investment Advisors in 1979, and has 24 years of investment management experience. Eric Kelley has been the portfolio manager of Scout Tax-Free Money Market Fund since 1996. He joined UMB Investment Advisors in 1995, and has over five years of investment management experience. James L. Moffett has been the portfolio manager of Scout WorldWide Fund since its inception in September, 1993. He is a Chartered Financial Analyst. He joined UMB Bank Kansas (previously Commercial National Bank) in 1979, and has more than 28 years of experience in investment management. William A. Faust has been the portfolio manager of both the Federal and Prime Portfolios of Scout Money Market Fund since 1995. He joined UMB Investment Advisors in 1983, and has over 25 years of investment management experience. George W. Root has been the portfolio manager of Scout Bond Fund since 1982. He joined UMB Investment Advisors in 1978, and has 20 years of investment management experience. Christopher Bloomstran has been the portfolio manager of Scout Balanced Fund since its inception. He is a Chartered Financial Analyst with over seven years of experience.


Certain officers and directors of each Fund are also officers or directors or both of other Scout Funds or Jones
& Babson, Inc.

Jones & Babson, Inc. is a wholly-owned subsidiary of Business Men's Assurance Company of America, which is considered to be a controlling person under the Investment
Company Act of 1940. Assicurazioni Generali S.p.A., an insurance organization founded in 1831 based in Trieste, Italy, is considered to be a controlling person and is the ultimate parent of Business Men's Assurance Company of America. Mediobanca is a 5% owner of Generali.

The current Management Agreements between the Funds and UMB Bank, n.a. have been approved by the Funds' shareholders, will continue in effect until October 31, 1997, and will continue automatically for successive annual periods ending each October 31 so long as such continuance is specifically approved at least annually by the Boards of Directors of the Funds or by a vote of the majority of the outstanding voting securities of the Funds, and, provided also that such continuance is approved by the vote of a majority of the Directors who are not parties to the Agreements or interested persons of any such party at a meeting held in person and called specifically for the purpose of evaluating and voting on such approval. All of the Agreements provide that either party may terminate by giving the other 60 days written notice. The Agreements terminate automatically if assigned by either party.

GENERAL INFORMATION AND HISTORY


On April 30, 1995, the name of the Fund group was changed from "UMB" to "Scout." Scout Stock Fund and Scout Bond Fund, both of which were incorporated in Maryland on July 29, 1982, as UMB Stock Fund, Inc. and UMB Bond Fund, Inc., have present authorized capitalization of 20,000,000 shares of $1 par value common stock. Scout Regional Fund, which was incorporated in Maryland on July 11, 1986, as UMB Qualified Dividend Fund, Inc., and changed its name to UMB Heartland Fund, Inc. on July 30, 1991, Scout WorldWide Fund which was incorporated in Maryland on January 7, 1993, as UMB WorldWide Fund, Inc., and Scout Balanced Fund, Inc., which was incorporated on July 13, 1995, each have a present authorized capitalization of 10,000,000 shares of $1 par value common stock. All shares of each Fund are of the same class with like rights and privileges. Each full and fractional share, when issued and outstanding, has: (1) equal voting rights with respect to matters which affect the Fund, and (2) equal dividend, distribution and redemption rights to the assets of the Fund. Shares when issued are fully paid and non-assessable. The Funds will not issue any senior securities. Shareholders do not have pre-emptive or conversion rights. The Funds may issue additional series of stock with the approval of the Fund's Board of Directors.


Scout Money Market Fund, incorporated in Maryland on June 23, 1982, as UMB Money Market Fund, Inc., has a present authorized capitalization of 1,500,000,000 shares of $.01 par value common stock. One-half of the shares are presently reserved for issuance to shareholders invested in the Federal Portfolio and one-half is reserved for the Prime Portfolio shareholders. Each full and fractional share, when issued and outstanding, has: (1) equal voting rights with respect to matters which affect the Fund in general and with respect to matters relating solely to the interests of the Portfolio for which issued, and (2) equal dividend, distribution and redemption rights to the assets of the Portfolio for which issued and to general assets, if any, of the Fund which are not specifically allocated to a particular Portfolio. Shares when issued are fully paid and non-assessable. Except for the priority of each share in the assets of its Portfolio, the Fund will not issue any class of securities senior to any other class. Shareholders do not have pre-emptive or conversion rights. The Fund may issue additional series of stock with the approval of the Fund's Board of Directors.

Scout Tax-Free Money Market Fund, incorporated in Maryland on July 29, 1982 as UMB Tax-Free Money Market Fund, Inc., has a present authorized capitalization of 1,000,000,000 shares of $.01 par value common stock. All shares are of the same class with like rights and privileges. Each full and fractional share, when issued and outstanding, has: (1) equal voting rights with respect to matters which affect the Fund, and (2) equal dividend, distribution and redemption rights to the assets of the Fund. Shares when issued are fully paid and non-assessable. The Fund will not issue any senior securities. Shareholders do not have pre-emptive or conversion rights. The Fund may issue additional series of stock with the approval of the Fund's Board of Directors.

Non-cumulative voting - All of the Funds' shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any directors.

The Maryland Statutes permit registered investment companies, such as the Funds, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Investment Company Act of 1940. There are procedures whereby the shareholders may remove directors. These procedures are described in the "Statement of Additional Information" under the caption "Officers and Directors." The Funds have adopted the appropriate provisions in their By-Laws and will not hold annual meetings of shareholders for the following purposes unless required to do so: (1) election of directors; (2) approval of any investment advisory agreement; (3) ratification of the selection of independent public accountants; and (4) approval of a distribution plan. As a result, the Fund does not intend to hold annual meetings.

Federal Banking Laws - The Glass-Steagall Act is a federal law that prohibits national banks from sponsoring, distributing or controlling a registered open-end investment company. It is possible that certain activities of UMB Bank, n.a. relating to the Funds may be claimed to be comparable to the matters covered by such provisions. It is not expected that any conclusions regarding such activities of UMB Bank, n.a. would have any material effect on the assets of the Funds or their shareholders, because the Fund's distribution is under the control of Jones & Babson, Inc., the Funds' distributor, which is not subject to the Glass-Steagall Act. Although it is not anticipated that decisions under the Glass-Steagall Act adverse to UMB Bank, n.a. would have any material effect on the conduct of the Fund's operations, if any unanticipated changes affecting the Fund's operations were deemed appropriate, the Board of Directors would promptly consider suitable adjustments.

The Funds may use the name "Scout" in its name so long as UMB Bank, n.a. is continued as its manager. Complete details with respect to the use of the name are set out in a licensing agreement between the Funds, Jones & Babson, Inc.
and UMB Bank, n.a.

This prospectus omits certain of the information contained in the registration statement filed with the Securities and Exchange Commission, Washington, D.C. These items may be inspected at the offices of the Commission or obtained from the Commission upon payment of the fee prescribed.

In the opinion of the staff of the Securities and Exchange Commission, the use of this combined Prospectus may possibly subject all Funds to a certain amount of liability for any losses arising out of any statement or omission in this prospectus regarding a particular Fund. In the opinion of the Funds' management, however, the risk of such liability is not materially increased by the use of a combined Prospectus.

DIVIDENDS, DISTRIBUTIONS AND THEIR TAXATION

Scout Stock Fund, Inc., Scout Regional Fund, Inc., Scout WorldWide Fund, Inc., and Scout Balanced Fund, Inc. will pay substantially all of their net income semiannually, usually in June and December. It is contemplated that substantially all of any net capital gains realized during a fiscal year will be distributed with the fiscal year-end dividend, with any remaining balance paid in December. Dividends and capital gains distributions will be reinvested automatically in additional shares at the net asset value per share next computed and effective at the close of business on the day after the record date, unless the shareholder has elected on the original application or by written instructions filed with the Fund, to have them paid in cash.

In the case of Scout Tax-Free Money Market Fund, Inc. and each Portfolio of Scout Money Market Fund, Inc., at the close of each business day, dividends consisting of substantially all of each Portfolio's net investment income are declared payable to shareholders of record at the close of that day, and credited to their accounts. All daily dividends declared during a given month will be distributed on the last day of the month.

In the case of Scout Bond Fund, at the close of each business day, dividends consisting of substantially all of the Fund's net investment income are declared payable to shareholders of record at the close of the previous business day, and credited to their accounts. All daily dividends declared during a given month will be distributed on the last day of the month. It is contemplated that substantially all of any net capital gains realized during a fiscal year will be distributed with the fiscal year-end dividend, with any remaining balance paid in December. Dividends and capital gains distributions will be reinvested automatically in additional shares at the net asset value per share next computed and effective at the close of business on the day after the record date, unless the shareholder has elected on the original application or by written instructions filed with the Fund, to have them paid in cash.

Each Fund and each Portfolio of Scout Money Market Fund has qualified and intends to continue to qualify each year as "a regulated investment company" under the Internal Revenue Code so that each Fund (or Portfolio) will not be subject to federal income tax to the extent it distributes its income to its shareholders. Dividends, either in cash or reinvested in shares, paid by the Funds from net investment income will be taxable to shareholders as ordinary income. In the case of Scout Stock Fund and Scout Regional Fund, dividends paid by such Funds will generally qualify in part for the 70% dividends-received deduction for corporations, but the portion of the dividends so qualified depends on the aggregate taxable qualifying dividend income received by such Fund from domestic (U.S.) sources. Each Fund will send to shareholders a statement each year advising the amount and treatment of the dividend income.

Dividends and capital gains distributions, if any, are automatically reinvested in additional shares at net asset value, unless the shareholder has elected in writing to receive cash. The method of payment elected remains in effect until the Fund is notified in writing to the contrary. If at the time of a complete redemption and closing of a shareholder account, there is net undistributed income to the credit of the shareholder, it will be paid by separate check on the next dividend distribution date. In the case of a partial redemption, any net undistributed credit will be distributed on the next dividend date according to the shareholder's instructions on file with the Fund.

Whether paid in cash or additional shares of a Fund, and regardless of the length of time Fund shares have been owned by the shareholder, distributions from long-term capital gains are taxable to shareholders as such, but are not eligible for the dividends-received deduction for corporations. Shareholders are notified annually by each Fund as to federal tax status of dividends and distribu-tions paid by the Fund. In the case of Scout Tax-Free Money Market Fund, shareholders who have not been in such Fund for a full fiscal year may have designated as tax-exempt a percentage of income which is not equivalent to the actual amount applicable to the period for which they have held the shares. Such dividends and distributions may also be subject to state and local taxes.

Exchange and redemption of Fund shares are taxable events for federal income tax purposes. Shareholders may also be subject to state and municipal taxes on such exchanges and redemptions. You should consult your tax adviser with respect to the tax status of distributions from the Fund in your state and locality.

The Funds intend to declare and pay dividends and capital gains distributions so as to avoid imposition of the federal excise tax. To do so, each Fund (and in the case of Scout Money Market Fund, each Portfolio) expects to distribute during the calendar year an amount equal to: (1) 98% of its calendar year ordinary income; (2) 98% of its capital gains net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending each October 31; and (3) 100% of any undistributed ordinary or capital gain net income from the prior calendar year. Dividends declared in December of any year to shareholders of record on any date in December will be deemed to have been paid by the Fund (or Portfolio) and received by shareholders on the record date provided that the dividends are paid before February 1 of the following year.

To comply with IRS regulations, the Funds are required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions, and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders must certify on their Application or on a separate form supplied by the Fund, that their Social Security or Taxpayer Identification Number provided is correct and that they are not currently subject to backup withholding, or that they are exempt from backup withholding.

Exempt-Interest Dividends - Scout Tax-Free Money Market Fund intends to invest a sufficient portion of its assets in municipal securities so that it will qualify to pay "exempt-interest dividends" (as defined in the Internal Revenue
Code) to its shareholders. The dividends payable by Scout Tax-Free Money Market Fund from net tax-exempt interest from municipal securities will qualify as exempt-interest dividends if, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of such Fund consists of municipal securities. Exempt-interest dividends distributed to shareholders are not includable in the shareholder's gross income for federal income tax purposes. Any insurance proceeds which represent maturing interest on defaulted municipal securities held by Scout Tax-Free Money Market Fund will be excludable from federal gross income. Distributions of net investment income received by Scout Tax-Free Money Market Fund from investments in debt securities other than municipal securities, and any net realized short-term capital gains distributed by Scout Tax-Free Money Market Fund, will be taxable to its shareholders as ordinary income and will not be eligible for the dividends-received deduction for corporations. Further, any distribution of net realized capital gains will generally be subject to taxation at the state and local level.

The Tax Reform Act of 1986 imposes certain additional restrictions on the use of tax-exempt bond financing for nongovernmental business activities such as industrial development bonds. Accordingly, interest on certain types of non-essential, or private activity bonds, may no longer be exempt from federal income tax. Interest on other types of non-essential or private activity bonds while still tax-exempt, will be treated as a tax preference item for corporate and individual investors in determining their liability in tax years beginning after 1986.

Pursuant to the Social Security Act Amendments of 1993, up to 85% of a social security recipient's benefits may be included in federal taxable income (including income from tax-exempt sources such as tax-exempt bonds in Scout Tax-Free Money Market Fund) plus 50% of their benefits exceeding certain established amounts.

The federal income tax status of all distributions will be reported to shareholders each January as a part of the annual statement of shareholder transactions. Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them.

THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED HEREIN FOR
GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD
CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE TAX
CONSEQUENCES TO THEM OF INVESTMENT IN THE FUNDS.

SHAREHOLDER SERVICES

The Funds and their manager offer shareholders a broad variety of services described throughout this prospectus. In addition, the following services are available.

Prototype Retirement Plans - UMB Bank, n.a. has drafted several IRS-approved-as-to-form prototype retirement plans to assist individuals, sole proprietors, partnerships and corporations in meeting their tax qualified retirement plan needs.

Individual Retirement Account (IRA) - The Bank also makes available IRA accounts for individuals.
For further information about these services, please contact
UMB Bank, n.a.

SHAREHOLDER INQUIRIES

Telephone inquiries may be made toll free to the Funds, 1-
800-996-2862.

Shareholders may address written inquiries to the Funds at:

The Scout Fund Group
P.O. Box 410498
Kansas City, MO 64141-0498

For express delivery services:
The Scout Fund Group
2440 Pershing Road, Suite G-15
Kansas City, MO 64108


Scout Stock Fund
Scout Regional Fund
Scout Balanced Fund
Scout Bond Fund
Scout WorldWide Fund
Scout Money Market Fund
Scout Tax-Free Money Market Fund

No-Load Mutual Funds

Manager and Investment Counsel
UMB Bank, n.a., Kansas City, Missouri

Auditors
Baird, Kurtz & Dobson, Kansas City, Missouri
Geo. S. Olive & Co. LLC, Evansville, Indiana

Legal Counsel
Stradley, Ronon, Stevens & Young, Philadelphia, Pennsylvania
John G. Dyer, Kansas City, Missouri

Custodian
UMB Bank, n.a., Kansas City, Missouri

JONES & BABSON
MUTUAL FUNDS

P.O. Box 410498
Kansas City, MO 64141-0498

TOLL-FREE 1-800-996-2862

PART B

SCOUT STOCK FUND, INC.
SCOUT REGIONAL FUND, INC.
SCOUT BALANCED FUND, INC.
SCOUT BOND FUND, INC.
SCOUT WORLDWIDE FUND, INC.
SCOUT MONEY MARKET FUND, INC.
SCOUT TAX-FREE MONEY MARKET FUND, INC.

STATEMENT OF ADDITIONAL INFORMATION


October 31, 1996

This Statement is not a Prospectus but should be read in conjunction with the Funds' current Prospectus dated October 31, 1996. To obtain the Prospectus please call the Funds toll free 1-800-996-2862.


TABLE OF CONTENTS
	Page
Investment Objectives and Policies	2
Portfolio Transactions	2
Investment Restrictions	3
Scout Stock Fund	3
Scout Regional Fund	4
Scout Balanced Fund	4
Scout Bond Fund	5
Scout WorldWide Fund	6
Scout Money Market Fund	7
Scout Tax-Free Money Market Fund	7
Performance Measures	9
How the Funds' Shares are Distributed	10
How Share Purchases are Handled	10
Redemption of Shares	11
Signature Guarantees	11
Dividends and Distributions 	11
Manager and Underwriter	12
How Share Price is Determined	12
Officers and Directors	13
Custodian	15
Independent Certified Public Accountants	15
Fixed Income Securities Described and Ratings	16
Municipal Securities Described and Ratings	18
Financial Statements	21

INVESTMENT OBJECTIVES
AND POLICIES

The following policies supplement the Funds' investment objectives and policies set forth in the Prospectus.

PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the Funds are made by UMB Bank, n.a. for all the Scout Funds. Officers of the Funds and Jones &
Babson, Inc. are generally responsible for implementing or supervising these decisions, including allocation of portfolio brokerage and principal business and the negotiation of commissions and/or the price of the securities.

The Funds in purchasing and selling portfolio securities will seek the best available combination of execution and overall price
(which shall include the cost of the transaction) consistent with the circumstances which exist at the time. The Fund does not intend to solicit competitive bids on each transaction.

Scout Money Market Fund and Scout Tax-
Free Money Market Fund expect that purchases and sales of portfolio securities usually will be principal transactions. Portfolio securities normally will be purchased directly from the issuer or in the over-the-counter market from a principal market maker for the securities, unless it appears that a better combination of price and execution may be obtained elsewhere. Usually there will be no brokerage commission paid by these Funds for such purchases. Purchases from underwriters of portfolio securities will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked price. In instances where securities are purchased on a commission basis, the Funds will seek competitive and reasonable commission rates based on the circumstances of the trade involved and to the extent that they do not detract from the quality of the execution.

The Funds believe it is in their best interest and that of their shareholders to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates. Broker-dealers meeting these qualifications also will be selected for their demonstrated loyalty to the Funds, when acting on their behalf, as well as for any research or other services provided to the Funds.
The Funds normally will not pay a higher commission rate to broker-dealers providing benefits or services to them than they would pay to broker-dealers who do not provide such benefits or services. However, the Funds reserve the right to do so within the principles set out in
Section 28(e) of the Securities Act of 1934 when it appears that this would be in the best interests of the shareholders.

No commitment is made to any broker or
dealer with regard to placing of orders for the purchase or sale of Fund portfolio securities, and no specific formula is used in placing such business. Allocation is reviewed regularly by both the Boards of Directors of the Funds and by UMB Bank, n.a.

Since the Funds do not market their shares through intermediary brokers or dealers, it is not their practice to allocate brokerage or principal business on the basis of sales of their shares which may be made through such firms.
However, they may place portfolio orders with qualified broker-dealers who recommend a Fund to other clients, or who act as agent in the purchase of Fund shares for their clients.

Research services furnished by broker-dealers may be useful to the Fund manager in serving other clients, as well as a Fund. Conversely, a Fund may benefit from research services obtained by the manager from the placement of portfolio brokerage of other clients.

When it appears to be in the best interests of its shareholders, a Fund may join with other clients of the manager in acquiring or disposing of a portfolio holding. Securities acquired or proceeds obtained will be equitably distributed between the Fund and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund.

The Funds do not intend to purchase
securities solely for short-term trading; nor will securities be sold for the sole purpose of realizing gains. However, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what the Funds' manager believes to be a disparity in the normal yield relationship between the two securities. In addition, a security may be sold and another purchased when, in the opinion of management, a favorable yield spread exists between specific issues or different market sectors.

Short-term debt instruments with maturities of less than one year are excluded from the calculation of portfolio turnover.

Portfolio Turnover for Scout
Balanced Fund

There are no fixed limitations regarding portfolio turnover for either the equity or fixed income portions of Scout Balanced Fund's portfolio. Although the Fund does not trade for short-term profits, securities may be sold without regard to the time they have been held in the Fund when, in the opinion of the Fund's management, investment considerations warrant such action. As a result, while it is anticipated that the portfolio turnover rates for the equity and fixed income portions of the Fund's portfolio generally will not exceed 100%, under certain market conditions, these portfolio turnover rates may exceed 100%. Increased portfolio turnover rates would cause the Fund to incur greater brokerage costs than would otherwise be the case and may result in the accelleration of capital gains which are taxable when distributed to shareholders.

INVESTMENT RESTRICTIONS

In addition to the investment objectives and portfolio management policy set forth in the Prospectus under the caption "Investment
Objective and Portfolio Management Policy," the following restrictions also may not be changed without approval of the "holders of a majority of the outstanding shares" of the Funds or the affected Portfolio series.

Scout Stock Fund will not: (1) purchase the
securities of any one issuer, except the United
States government, if immediately after and as a
result of such purchase (a) the value of the
holdings of the Fund in the securities of such
issuer exceeds 5% of the value of the Fund's
total assets, or (b) the Fund owns more than
10% of the outstanding voting securities, or any
other class of securities, of such issuer;  (2)
engage in the purchase or sale of real estate or commodities; (3) underwrite the securities of other issuers; (4) make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof; (5) make loans to other persons, except by the purchase of debt obligations which are permitted under its investment policy; (6) invest in companies for the purpose of exercising control of management; (7) purchase securities on margin, or sell securities short; (8) purchase shares of other investment companies except in the open market at ordinary broker's commission or pursuant to a plan of merger or consolidation;
(9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations; (10) enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest, except for transactions in the Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted under the circumstances existing at the time; (11) purchase or retain securities of any company in which any Fund officers or directors, or Fund manager, its partner, officer, or director beneficially owns more than 1/2 of 1% of said company's securities, if all such persons owning more than 1/2 of 1% of said company's securities own in the aggregate more than 5% of the outstanding securities of such company; (12) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; (13) make itself or its assets liable for the indebtedness of others; (14) invest in securities which are assessable or involve unlimited liability; (15) invest in securities issued by UMB
Financial Corporation or affiliate banks of UMB Financial Corporation; or (16) issue senior securities except for those investment procedures permissible under the Fund's other restrictions.

Scout Regional Fund will not: (1) purchase
the securities of any one issuer, except the
United States Government, if immediately after
and as a result of such purchase (a) the value of
the holdings of the Fund in the securities of such
issuer exceeds 5% of the value of the Fund's
total assets, or (b) the Fund owns more than
10% of the outstanding voting securities, or any
other class of securities, of such issuer;  (2)
engage in the purchase or sale of real estate or commodities; (3) underwrite the securities of other issuers; (4) make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof; (5) make loans to other persons, except by the purchase of debt obligations which are permitted under its investment policy; (6) invest in companies for the purpose of exercising control of management; (7) purchase securities on margin, or sell securities short; (8) purchase shares of other investment companies except in the open market at ordinary broker's commission or pursuant to a plan of merger or consolidation;
(9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations; (10) enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest, except for transactions in the Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted under the circumstances existing at the time; (11) purchase or retain securities of any company in which any Fund officers or directors, or Fund manager, its partner, officer, or director beneficially owns more than 1/2 of 1% of said company's securities, if all such persons owning more than 1/2 of 1% of said company's securities own in the aggregate more than 5% of the outstanding securities of such company; (12) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; (13) make itself or its assets liable for the indebtedness of others; (14) invest in securities which are assessable or involve unlimited liability; (15) invest in securities issued by UMB
Financial Corporation or by affiliate banks of UMB Financial Corporation; or (16) issue senior securities except for those investment procedures permissible under the Fund's other restrictions.

Scout Balanced Fund will not: (1) purchase the securities of any one issuer, except the United States government, if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer; (2) engage in the purchase or sale of real estate, commodities or futures contracts; (3) underwrite the securities of other issuers; (4) make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof; (5) make any loan (the purchase of a security subject to a repurchase agreement or the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan); (6) invest in companies for the purpose of exercising control of management; (7) purchase securities on margin, or sell securities short; (8) purchase shares of other investment companies except in the open market at ordinary broker's commission or pursuant to a plan of merger or consolidation; (9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations; (10) except for transactions in its shares or other securities through brokerage practices which are considered normal and generally accepted under circumstances existing at the time, enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest; (11) purchase or retain securities of any company in which any Fund officers or directors, or Fund manager, its partner, officer, or director beneficially owns more than 1/2 of 1% of said company's securities, if all such persons owning more than 1/2 of 1% of such company's securities, own in the aggregate more than 5% of the outstanding securities of such company; (12) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; (13) make itself or its assets liable for the indebtedness of others;
(14) invest in securities which are assessable or involve unlimited liability; (15) invest in securities issued by UMB Financial Corporation or by affiliate banks of UMB Financial
Corporation, (16) issue senior securities except that borrowings from banks are permitted so long as the requisite asset coverage under restriction (12) above has been provided; or (17)
purchase any securities which would cause 25% or more of the Fund's total assets at the time of such purchase to be invested in any one industry.

Scout Bond Fund will not: (1) purchase the
securities of any one issuer, except the United
States government, if immediately after and as a
result of such purchase (a) the value of the
holdings of the Fund in the securities of such
issuer exceeds 5% of the value of the Fund's
total assets, or (b) the Fund owns more than
10% of the outstanding voting securities, or any
other class of securities, of such issuer;  (2)
engage in the purchase or sale of real estate or
commodities; (3) underwrite the securities of
other issuers; (4) make loans to any of its
officers, directors, or employees, or to its
manager, or general distributor, or officers or
directors thereof; (5) make loans to other
persons, except by the purchase of debt
obligations which are permitted under its
investment policy; (6) invest in companies for
the purpose of exercising control of
management; (7) purchase securities on margin,
or sell securities short; (8) purchase shares of
other investment companies except in the open
market at ordinary broker's commission or
pursuant to a plan of merger or consolidation;
(9) invest in the aggregate more than 5% of the
value of its gross assets in the securities of
issuers (other than federal, state, territorial, or
local governments, or corporations, or
authorities established thereby), which,
including predecessors, have not had at least
three years' continuous operations; (10) enter
into dealings with its officers or directors, its
manager or underwriter, or their officers or
directors, or any organization in which such
persons have a financial interest, except for
transactions in the Fund's own shares or other
securities through brokerage practices which are
considered normal and generally accepted under
the circumstances existing at the time; (11)
purchase or retain securities of any company in
which any Fund officers or directors, or Fund
manager, its partner, officer, or director
beneficially owns more than 1/2 of 1% of said
company's securities, if all such persons owning
more than 1/2 of 1% of said company's
securities own in the aggregate more than 5% of
the outstanding securities of such company; (12)
borrow or pledge its credit under normal
circumstances, except up to 10% of its gross
assets (computed at the lower of fair market
value or cost) for temporary or emergency
purposes, and not for the purpose of leveraging
its investments, and provided further that any
borrowing in excess of 5% of the total assets of
the Fund shall have asset coverage of at least 3
to 1; (13) make itself or its assets liable for the
indebtedness of others; (14) invest more than
25% of the value of its assets in any one
industry; (15) invest in securities which are
assessable or involve unlimited liability;  (16)
invest in securities issued by UMB Financial
Corporation or by affiliate banks of UMB
Financial Corporation; or (17) issue senior securities except for those investment procedures permissible under the Fund's other restrictions.

Scout WorldWide Fund will not: (1) purchase
the securities of any one issuer, except the
United States Government, if immediately after
and as a result of such purchase (a) the value of
the holdings of the Fund in the securities of such
issuer exceeds 5% of the value of the Fund's
total assets, or (b) the Fund owns more than
10% of the outstanding voting securities, or any
other class of securities, of such issuer;  (2)
engage in the purchase or sale of real estate or commodities contracts, including futures contracts; (3) underwrite the securities of other issuers; (4) make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof; (5) make loans to other persons, except by the purchase of debt obligations which are permitted under its investment policy; (6) invest in companies for the purpose of exercising control of management; (7) purchase securities on margin, or sell securities short; (8) purchase shares of other investment companies except in the open market at ordinary broker's commission or pursuant to a plan of merger or consolidation; (9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations; (10) enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest, except for transactions in the Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted under the circumstances existing at the time; (11) purchase or retain securities of any company in which any Fund officers or directors, or Fund manager, its partner, officer, or director benefi-cially owns more than 1/2 of 1% of said company's securities, if all such persons owning more than 1/2 of 1% of said company's securities own in the aggregate more than 5% of the outstanding securities of such company; (12) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1, and provided further that the Fund will not purchase securities when borrowings exceed 5% of its total assets; (13) make itself or its assets liable for the indebtedness of others; (14) invest in securities which are assessable or involve unlimited liability; (15) invest in securities issued by UMB Financial Corporation or by affiliate banks of UMB Financial Corporation;
or (16) issue senior securities except that borrowings from banks are permitted so long as the requisite asset coverage under restriction
(12) above has been provided.

Scout Money Market Fund will not: (1)
invest in equity securities or securities convertible into equities; (2) purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States, its agencies or instrumentalities) if, as a result, (a) more than 5% of either Portfolio's total assets
(taken at current value) would be invested in the securities of such issuer, or (b) either Portfolio would hold more than 10% of any class of securities of such issuer (for this purpose, all debts and obligations of an issuer maturing in less than one year are treated as a single class of securities); (3) borrow money in excess of 10% of either Portfolio's total assets taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes; the Fund will not borrow to increase income (leveraging) but only to facilitate redemption requests which might otherwise require untimely dispositions of Portfolio securities; the Fund will repay all borrowings before making additional investments, and interest paid on such borrowings will reduce net income; (4) mortgage, pledge or hypothecate its assets except in an amount up to 15% (10% as long as the Fund's shares are registered for sale in certain states) of the value of its total assets but only to secure borrowings for temporary or emergency purposes; (5) issue senior securities, as defined in the Investment Company Act of 1940, as amended; (6) underwrite securities issued by other persons; (7) purchase or sell real estate, but this shall not prevent investment in obligations secured by real estate; (8) make loans to other persons, except by the purchase of debt obligations which are permitted under its investment policy; the purchase of a security subject to a repurchase agreement is not considered making a loan; (9) purchase securities on margin or sell short; (10) purchase or retain securities of an issuer if to the knowledge of the Fund's management and directors of the Fund, each of whom owns more than one-half of one percent (.5%) of such securities, together own more than five percent
(5%) of the securities of such issuer; (11) purchase or sell commodities or commodity contracts; (12) write, or invest in, put, call, straddle or spread options or invest in interests in oil, gas or other mineral exploration or development programs; (13) invest in companies for the purpose of exercising control; (14) invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets;
(15) invest more than 5% of the value of either
Portfolio's total assets at the time of investment in the securities of any issuer or issuers which have records of less than three years continuous operation, including the operation of any predecessor, but this limitation does not apply to securities issued or guaranteed as to interest and principal by the United States government or its agencies or instrumentalities; (16) purchase any securities which would cause more than 25% of the value of a Portfolio's total net assets at the time of such purchase to be invested in any one industry; provided, however, that the Prime
Portfolio reserves freedom of action to invest up to 100% of its assets in certificates of deposit or bankers' acceptances of domestic branches of U.S. banks; or (17) issue senior securities except for those investment procedures permissible under the Fund's other restrictions.

There is no limitation with respect to
investments in U.S. treasury bills, or other obligations issued or guaranteed by the federal government, its agencies and instrumentalities.

Scout Tax-Free Money Market Fund will
not: (1) invest in equity securities or securities convertible into equities; (2) purchase more than ten percent (10%) of the outstanding publicly issued debt obligations of any issuer; (3) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes (and not for the purpose of leveraging its investments), and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; the Fund will repay all borrowings before making additional investments; (4) pledge, mortgage or hypothecate its assets to an extent greater than ten percent (10%) of the value of its net assets;
(5) issue senior securities, as defined in the Investment Company Act of 1940, as amended;
(6) underwrite any issue of securities; (7) purchase or sell real estate, but this shall not prevent investment in municipal bonds secured by a real estate interest therein; (8) make loans to other persons, except by the purchase of bonds, debentures or similar obligations which are publicly distributed; the purchase of a security subject to a repurchase agreement is not considered making a loan; (9) purchase securities on margin or sell short; (10) purchase or retain securities of an issuer if those directors of the Fund, each of whom owns more than one-half of one percent (.5%) of such securities, together own more than five percent (5%) of the securities of such issuer; (11) purchase or sell commodities or commodity contracts; (12) invest in, put, call, straddle or spread options;
(13) purchase securities of any issuer (except the United States government, its agencies and instrumentalities, and any municipal bond guaranteed by the United States government) if, as a result, more than 5% of the total assets would be invested in the securities of such issuer; for purposes of this limitation, identification of the "issuer" will be based on a determination of the source of assets and revenues committed to meeting interest and principal payments of each security, and a government entity which guarantees the securities issued by another entity is also considered an issuer of that security; (14) invest in companies for the purpose of exercising control; (15) invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets; or (16) invest more than 5% of the value of its total assets at the time of investment in the securities of any issuer or issuers which have records of less than three years continuous operation, including the operation of any predecessor, but this limitation does not apply to securities issued or guaranteed as to interest and principal by the United States government or its agencies or instrumentalities.

In addition to the fundamental investment restrictions set out above, in order to comply with the law or regulations of various states, the Funds will not engage in the following practices: (1) invest in securities which are not readily marketable, or in securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange, (2) write put or call options, (3) invest in oil, gas and other mineral leases or arbitrage transactions, (4) purchase or sell real estate
(including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate); or (5) purchase securities of issuers which the company is restricted from selling to the public without registration under the Securities Act of 1933, including Rule 144(a) securities.

Certain states also require that the Fund's investments in warrants, valued at the lower of cost or market, may not exceed 5% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets may be warrants which are not listed on the New York or American Stock
Exchange. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value for purposes of this limitation.
In addition, the Funds have undertaken to the state of California to comply with the expense limitations set forth in Rule 260.140.84(a) of Title 10 of the California Administrative Code.

PERFORMANCE MEASURES

Yield of Scout Money Market Fund and
Scout Tax-Free Money Market Fund

From time to time, each Portfolio of the Scout
Money Market Fund and Scout Tax-Free Money
Market Fund may quote their yields in
advertisements, shareholder reports or other communications to shareholders. Yield information is generally available by calling the Funds toll free 1-800-996-2862.

The current annualized yield for each
Portfolio of the Scout Money Market Fund  and
Scout Tax-Free Money Market Fund is
computed by:  (a) determining the net change in
the value of a hypothetical pre-existing account
in a Fund having a balance of one share at the
beginning of a seven calendar-day period for
which yield is to be quoted, (b) dividing the net
change by the value of the account at the
beginning of the period to obtain the base period
return, and (c) annualizing the results (i.e.,
multiplying the base period return by 365/7).
The net change in value of the account reflects
the value of additional shares purchased with
dividends declared on the original share and any
such additional shares, but does not include
realized gains and losses or unrealized
appreciation and depreciation.  In addition, each
Fund may calculate a compound effective yield
by adding 1 to the base period return (calculated
as described above, raising the sum to a power
equal to  365/7  and subtracting 1).


For the seven-day period ended June 30, 1996, the current annualized yield of the Scout Money
Market Fund - Federal Portfolio was 4.80% and the compound effective yield was 4.92%. At
June 30, 1996 that Portfolio's average maturity was 23 days. For the seven-day period ended
June 30, 1996, the current annualized yield of the Scout Money Market Fund - Prime Portfolio was 4.90% and the compound effective yield was 5.02%. At June 30, 1996 that Portfolio's average maturity was 28 days. For the seven-day period ended June 30, 1996, the current annualized yield of the Scout Tax-Free Money
Market Fund was 2.97% and the compound
effective yield was 3.02%. At June 30, 1996, that Fund's average portfolio maturity was 29 days.


Total Return

Scout Stock Fund, Scout Regional Fund,
Scout Bond Fund and Scout WorldWide Funds'
"average annual total return" figures described and shown below are computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

P(1+T)	n	=	ERV

Where:	P	=	a hypothetical initial
			payment of $1,000

	T	=	average annual
			total return

	n	=	number of years

	ERV	=	Ending Redeemable Value
of a hypothetical $1,000
payment made at the
beginning of the 1, 5, or
10 year (or other) periods
at the end of the 1,5, or 10
year (or other) periods (or
fractional portions
thereof);

The tables below show the average total return for each of the Funds or Portfolios for the specified periods.


	STOCK	BOND

For the one year
7/1/95-6/30/96	11.57%	4.20%

For the five years
7/1/91-6/30/96	11.22%	6.61%

For the ten years
7/1/86-6/30/96	10.08%	7.08%

From commencement
of operations to 6/30/96*	12.23%	8.30%
_____________________________________

*	The Funds commenced operation on
November 18, 1982.

	REGIONAL	WORLD-
		WIDE
For the one year
7/1/95-6/30/96	15.53%	14.74%

For the five years
7/1/91-6/30/96	8.91%	N/A

From commencement
of operations to 6/30/96*	6.14%	11.71%

	BALANCED

From commencement
of operations to 6/30/96*	3.33%
_____________________________________

*	Scout Regional Fund commenced operation
on 	November 17, 1986, and  Scout
WorldWide Fund commenced operation on
September 14, 1993.

Scout Balanced Fund commenced operation
on December 6, 1995.


HOW THE FUNDS' SHARES
ARE DISTRIBUTED

Jones & Babson, Inc., as agent of the Scout
Funds, agrees to supply its best efforts as sole distributor of the Funds' shares and, at its own expense, pay all sales and distribution expenses in connection with their offering other than registration fees and other government charges.


Jones & Babson, Inc. does not receive any fee or other compensation under its distribution agreements with the Funds which continue in effect until October 31, 1997, and which will continue automatically for successive annual periods ending each October 31, if continued at least annually by the Funds' Boards of Directors, including a majority of those Directors who are not parties to such Agreements or interested persons of any such party. They terminate automatically if assigned by either party or upon 60 days written notice by either party to the other.


HOW SHARE PURCHASES
ARE HANDLED

Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after an order is accepted by a Fund.

Each investment is confirmed by a year-to-date statement which provides the details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned. A transcript of all activity in your account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account, which provides necessary tax information. A duplicate copy of a past annual statement is available from Jones & Babson, Inc.
at its cost, subject to a minimum charge of $5 per account, per year requested.

Normally, the shares which you purchase are held by the Fund in open account, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate. Should you have a special need for a certificate, one will be issued on request for all or a portion of the whole shares in your account.
There is no charge for the first certificate issued.
A charge of $3.50 will be made for any
replacement certificates issued. In order to protect the interests of the other shareholders, share certificates will be sent to those shareholders who request them only after the Fund has determined that unconditional payment for the shares represented by the certificate has been received by its custodian, UMB Bank, n.a.

If an order to purchase shares must be
canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund involved arising out of such cancellation. To recover any such loss, the Funds reserve the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

The Funds reserve the right in their sole discretion to withdraw all or any part of the offering made by the prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of a Fund and its shareholders.
The Funds also reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which includes shareholders of the Funds' special investment programs.

REDEMPTION OF SHARES

The right of redemption may be suspended, or the date of payment postponed beyond the normal three-day period by a Fund's Board of Directors under the following conditions authorized by the Investment Company Act of 1940: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or (b) during which trading on the New York Stock
Exchange is restricted; (2) for any period during which an emergency exists as a result of which
(a) disposal by the Fund of securities owned by it is not reasonably practical, or (b) it is not reasonably practicable for the Fund to determine the fair value of its net assets; or (3) for such other periods as the Securities and Exchange
Commission may by order permit for the
protection of the Fund's shareholders.

The Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, pursuant to which the Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "How Share Price is Determined" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

SIGNATURE GUARANTEES


Signature guarantees normally reduce the possibility of forgery and are required in connection with each redemption method to protect shareholders from loss. Signature guarantees are required in connection with all redemptions of $50,000 or more by mail or changes in share registration, except as provided in the Prospectus.


Signature guarantees must appear together with the signature(s) of the registered owner(s), on:

(1)	a written request for redemption;

(2)	a separate instrument of assignment,
which should specify the total number of shares to be redeemed (this "stock power" may be obtained from the Fund or from most banks or stock brokers); or

(3)	all stock certificates tendered for
redemption.

DIVIDENDS AND DISTRIBUTIONS

The Funds' policy is to distribute substantially all of their net investment income, if any, together with any net realized capital gains in the amount and at a date that will avoid both income (including capital gains) taxes on them and the imposition of the federal excise tax on undistributed income and capital gains (see discussion under "Dividends, Distributions and their Taxation" in the Prospectus).

Unless the shareholder elects otherwise, dividends and capital gains distributions are reinvested in additional shares at net asset value.
Any dividend and distribution election will remain in effect until the Fund is notified by the shareholder in writing at least three days prior to the record date to change the election. An account statement is sent to shareholders whenever an income dividend or capital gains distribution is paid.

Any dividend or capital gains distribution reduces the net asset value per share by the per share amount of such distribution.

Shares of Scout Money Market Fund and
Scout Tax-Free Money Market Fund begin
earning income on the effective date of
purchase. Shares of Scout Bond Fund begin earning income on the day subsequent to the effective date of purchase (see "How to Purchase
Shares"). Income earned on weekends, holidays and other days on which these Funds are closed for business is declared as a dividend on the first preceding business day.

MANAGER AND UNDERWRITER

Pursuant to Management Agreements, each
Fund employs at its own expense UMB Bank, n.a. as its manager and investment counsel.
Jones & Babson, Inc. serves as principal underwriter at no charge to the Funds.


The aggregate management fee paid to UMB
Bank, n.a. by Scout Stock Fund during the most recent fiscal year ended June 30, 1996, from which UMB Bank, n.a. paid all the Fund's expenses except those payable directly by the Fund, was $1,317,938. The .85% annual fee charged by UMB Bank, n.a. covers all normal operating costs of the Fund.

The aggregate management fee paid to UMB
Bank, n.a. by Scout Regional Fund during the most recent fiscal period ended June 30, 1996, from which UMB Bank, n.a. paid all the Fund's expenses except those payable directly by the Fund, was $166,602. The .85% annual fee charged by UMB Bank, n.a. covers all normal operating costs of the Fund.

The aggregate management fee paid to UMB
Bank, n.a. by Scout WorldWide Fund during the most recent fiscal period ended June 30, 1996, from which UMB Bank, n.a.. paid all the Fund's expenses except those payable directly by the Fund, was $115,973. The .85% annual fee charged by UMB Bank, n.a. covers all normal operating costs of the Fund.

The aggregate management fee paid to UMB
Bank by Scout Bond Fund during the most
recent fiscal period ended June 30, 1996, from which UMB Bank, n.a. paid all the Fund's expenses except those payable directly by the Fund, was $671,153. The .85% annual fee charged by UMB Bank, n.a. under the current agreement covers all normal operating costs of the Fund.

The aggregate management fees paid to UMB
Bank, n.a. by Scout Money Market Fund during the most recent fiscal year ended June 30, 1996, from which UMB Bank, n.a. paid all the Fund's expenses except those payable directly by the Fund, was $2,707,715. The .50% annual fee charged by UMB Bank, n.a. covers all normal operating costs of the Fund.

The aggregate management fees paid to UMB
Bank, n.a., by Scout Tax-Free Money Market
Fund during the most recent fiscal year ended
June 30, 1996, from which UMB Bank, n.a.
paid all the Fund's expenses except those payable directly by the Fund, was $525,467. The
 .50% annual fee charged by UMB Bank, n.a.
under the current agreement covers all normal operating costs of the Fund.

The aggregate management fees paid to UMB
Bank, n.a., by Scout Balanced Fund during the most recent fiscal period ended June 30, 1996, from which UMB Bank, n.a. paid all the Fund's expenses except those payable directly by the Fund, was $10,082. The .85% annual fee charged by UMB Bank, n.a. under the current agreement covers all normal operating costs of the Fund.


HOW SHARE PRICE IS DETERMINED

The net asset value per share of each Fund portfolio is computed once daily, Monday through Friday, at the specific time during the day that the Board of Directors of each Fund sets at least annually, except on days on which changes in the value of a Fund's portfolio securities will not materially affect the net asset value, or days during which no security is tendered for redemption and no order to purchase or sell such security is received by the Fund, or the following holidays:

New Years Day	January 1
Martin Luther	Third Monday
King Day*	in January
Presidents' Holiday	Third Monday
	in February

Good Friday	Friday before Easter
Memorial Day	Last Monday in May
Independence Day	July 4
Labor Day	First Monday
	in September
Columbus Day*	Second Monday
	in October
Veterans' Day*	November 11
Thanksgiving Day	Fourth Thursday
	in November
Christmas Day	December 25

*	Money Market and Tax-Free Money Market
Funds only.

OFFICERS AND DIRECTORS

The Funds are managed by UMB Bank, n.a., subject to the supervision and control of the Boards of Directors. The following table lists the Officers and Directors of the Funds. Unless noted otherwise, the address of each Officer and Director is 2440 Pershing Road, Suite G-15,
Kansas City, Missouri 64108.  Except as
indicated, each has been an employee of Jones &
Babson, Inc. for more than five years.

*	Larry D. Armel, President and Director,
Jones & Babson, Inc., Scout Stock Fund, Inc.,
Scout Regional Fund, Inc., Scout Bond Fund,
Inc., Scout Money Market Fund, Inc., Scout
Tax-Free Money Market Fund, Inc., Scout
WorldWide Fund, Inc., Scout Balanced Fund,
Inc.,  Shadow Stock Fund, Inc., David L.
Babson Growth Fund, Inc., D.L. Babson
Money Market Fund, Inc., D.L. Babson Tax-
Free  Income  Fund,  Inc.,   Babson   Value
Fund, Inc., Babson Enterprise Fund, Inc.,
Babson Enterprise Fund II, Inc., Babson-
Stewart Ivory International Fund, Inc.,
Buffalo Balanced Fund, Inc., Buffalo Equity
Fund, Inc., Buffalo High Yield Fund, Inc.,
Buffalo USA Global Fund, Inc.; Trustee and
President of D. L. Babson Bond Trust.

_______________________________________

*	Directors who are interested persons as
that term is defined in the Investment
Company Act of 1940, as amended.

William E. Hoffman, D.D.S., Director, Scout
Stock Fund, Inc., Scout Regional Fund, Inc.,
Scout Bond Fund, Inc., Scout Money Market
Fund, Inc., Scout Tax-Free Money Market Fund,
Inc., Scout WorldWide Fund, Inc., Scout
Balanced Fund, Inc.; Orthodontist, 3700 West
83rd Street, Suite 206, Prairie Village, Kansas
66208.

Eric T. Jager, Director, Scout Stock Fund,
Inc., Scout Regional Fund, Inc., Scout Bond
Fund, Inc., Scout Money Market Fund, Inc.,
Scout Tax-Free Money Market Fund, Inc., Scout
WorldWide Fund, Inc., Scout Balanced Fund,
Inc.; President and Director,  Windcrest
Investment Management, Inc.; Director, Bartlett
Futures, Inc., Nygaard Corporation, 4800 Main
Street, Suite 600, Kansas City, Missouri 64112;
formerly Senior Vice President, Eppler, Guerin
& Turner, Dallas, Texas, a securities brokerage firm.

Stephen F. Rose, Director, Scout Stock Fund,
Inc., Scout Regional Fund, Inc., Scout Bond
Fund, Inc., Scout Money Market Fund, Inc.,
Scout Tax-Free Money Market Fund, Inc., Scout
WorldWide Fund, Inc., Scout Balanced Fund,
Inc.; President, Sun Publications, Inc., 7373 W.
107th Street, Overland Park, Kansas   66212.

Stuart Wien, Director, Scout Stock Fund, Inc.,
Scout Regional Fund, Inc., Scout Bond Fund,
Inc., Scout Money Market Fund, Inc., Scout
Tax-Free Money Market Fund, Inc., Scout
WorldWide Fund, Inc., Scout Balanced Fund,
Inc.; Retired, 4589 West 124th Place, Leawood,
Kansas 66206, formerly Chairman of the Board,
Milgram Food Stores, Inc.

P. Bradley Adams, Vice President and
Treasurer, Jones & Babson, Inc., Scout Stock
Fund, Inc., Scout Bond Fund, Inc., Scout Money
Market Fund, Inc., Scout Tax-Free Money
Market Fund, Inc., Scout Regional Fund, Inc.,
Scout WorldWide Fund, Inc., Scout Balanced
Fund, Inc.,  David L. Babson Growth Fund,
Inc., D. L. Babson Money Market Fund, Inc., D.
L. Babson Tax-Free Income Fund, Inc., Babson
Enterprise Fund, Inc., Babson Enterprise Fund
II, Inc., Babson Value Fund, Inc., Shadow Stock

Fund, Inc., Babson-Stewart Ivory International
Fund, Inc., D.L. Babson Bond Trust, Buffalo
Balanced Fund, Inc., Buffalo Equity Fund, Inc.,
Buffalo High Yield Fund, Inc., Buffalo USA
Global Fund, Inc.


Elizabeth L. Allwood, Vice President and
Assistant Secretary.
Assistant Vice President and Assistant
Secretary, Jones & Babson, Inc. Vice President and Assistant Secretary, Scout Stock Fund, Inc.,
Scout Bond Fund, Inc., Scout Money Market
Fund, Inc., Scout Tax-Free Money Market Fund,
Inc., Scout Regional Fund, Inc., Scout
WorldWide Fund, Inc., Scout Balanced Fund,
Inc., David L. Babson Growth Fund, Inc., D.L.
Babson Money Market Fund, Inc., D.L. Babson
Tax-Free Income Fund, Inc., Babson Enterprise
Fund, Inc., Babson Enterprise Fund II, Inc.,
Babson Value Fund, Inc., Babson-Stewart Ivory
International Fund, Inc., D.L. Babson Bond
Trust, Buffalo Balanced Fund, Inc., Buffalo
Equity Fund, Inc., Buffalo High Yield Fund,
Inc., Buffalo USA Global Fund, Inc.


Michael A. Brummel, Vice President,
Assistant Secretary and Assistant Treasurer,
Jones & Babson, Inc., Scout Stock Fund, Inc.,
Scout Bond Fund, Inc., Scout Money Market
Fund, Inc., Scout Tax-Free Money Market Fund,
Inc., Scout Regional Fund, Inc., Scout
WorldWide Fund, Inc., Scout Balanced Fund,
Inc.,  David L. Babson Growth Fund, Inc., D.L.
Babson Money Market Fund, Inc., D.L. Babson
Tax-Free Income Fund, Inc., Babson Enterprise
Fund, Inc., Babson Enterprise Fund II, Inc.,
Babson Value Fund, Inc., Shadow Stock Fund,
Inc., Babson-Stewart Ivory International Fund,
Inc., D.L. Babson Bond Trust, Buffalo Balanced
Fund, Inc., Buffalo Equity Fund, Inc., Buffalo
High Yield Fund, Inc., Buffalo USA Global
Fund, Inc.

Martin A. Cramer, Vice President and
Secretary, Jones & Babson, Inc., Scout Stock
Fund, Inc., Scout Bond Fund, Inc., Scout Money
Market Fund, Inc., Scout Tax-Free Money
Market Fund, Inc., Scout Regional Fund, Inc.,
Scout WorldWide Fund, Inc., Scout Balanced
Fund, Inc.,  David L. Babson Growth Fund,
Inc., D.L. Babson Money Market Fund, Inc.,
D.L. Babson Tax-Free Income Fund, Inc.,
Babson Enterprise Fund, Inc., Babson
Enterprise Fund II, Inc., Babson Value Fund,
Inc., Shadow Stock Fund, Inc., Babson-Stewart
Ivory International Fund, Inc., D.L. Babson
Bond Trust, Buffalo Balanced Fund, Inc.,
Buffalo Equity Fund, Inc., Buffalo High Yield
Fund, Inc., Buffalo USA Global Fund, Inc.

John G. Dyer, Vice President and Legal
Counsel, Scout Stock Fund, Inc., Scout
Regional Fund, Inc., Scout Bond Fund, Inc.,
Scout Money Market Fund, Inc., Scout Tax-Free
Money Market Fund, Inc., Scout WorldWide
Fund, Inc., Buffalo Balanced Fund, Inc., Buffalo
Equity Fund, Inc., Buffalo High Yield Fund,
Inc., Buffalo USA Global Fund, Inc.


Constance E. Martin, Vice President.
Assistant Vice President, Jones & Babson, Inc.
Vice President, Scout Stock Fund, Inc., Scout
Bond Fund, Inc., Scout Money Market Fund,
Inc., Scout Tax-Free Money Market Fund, Inc.,
Scout Regional Fund, Inc., Scout WorldWide
Fund, Inc., Scout Balanced Fund, Inc., David L.
Babson Growth Fund, Inc., D.L. Babson Money
Market Fund, Inc., D.L. Babson Tax-Free
Income Fund, Inc., Babson Enterprise Fund,
Inc., Babson Enterprise Fund II, Inc., Babson
Value Fund, Inc., Babson-Stewart Ivory
International Fund, Inc., D.L. Babson Bond
Trust, Buffalo Balanced Fund, Inc., Buffalo
Equity Fund, Inc., Buffalo High Yield Fund,
Inc., Buffalo USA Global Fund, Inc.


Remuneration of Officers and Directors.
None of the officers or directors will be remunerated by the Funds for their normal duties and services. Their compensation and expenses arising out of normal operations will be paid by Jones & Babson, Inc. under the provisions of the Underwriting Agreements.

COMPENSATION TABLE

                              Pension or         Estimated     Total
                Aggregate     Retirement         Annual        Compensation
Name of         Compensation  Benefits Accrued   Benefits      From All Babson
Director        From each     As Part of Fund    Upon          Funds Paid to
                Fund          Expenses           Retirement    Directors**
______________  ____________ ________________   ___________    _____________

Larry D. Armel*     --             --            --           --
William E. Hoffman  $6,500         --            --           $6,500
Eric T. Jager       $6,500         --            --           $6,500
Stephen F. Rose     $5,750         --            --           $5,750
Stuart Wien         $6,500         --            --           $6,500

______________  ____________ ________________   ___________   ______________

*	As an "interested director," Mr. Armel receives no compensation for his services as a director.
**	The amounts reported in this column reflect the total compensation paid to each director for his services as a director of seven
        Scout Funds during the fiscal year ended June 30, 1996. Directors fees are paid by the Funds' manager and not by the Funds themselves.


Messrs. Hoffman, Jager, Rose and Wien have no financial interest in, nor are they affiliated with, either Jones & Babson, Inc. or UMB Bank, n.a.

The Audit Committee of the Board of
Directors for all Scout Funds is composed of Messrs. Hoffman, Jager, Rose and Wien.

The Officers and Directors of the Funds as a group own less than 1% of any of the Funds.

The Funds will not hold annual meetings
except as required by the Investment Company
Act of 1940 and other applicable laws.  The
Funds are Maryland corporations.  Under
Maryland law, a special meeting of stockholders of a Fund must be held if the Fund receives the written request for a meeting from the stockholders entitled to cast at least 25% of all the votes entitled to be cast at the meeting. Each
Fund has undertaken that its Directors will call a meeting of stockholders if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of the Fund.
To the extent required by the undertaking, the Fund will assist shareholder communications in such matters.

CUSTODIAN

The Funds' portfolio assets are held for safekeeping by UMB Bank, n.a. This means the bank, rather than the Funds, has possession of the Funds' cash and securities. But, as directed by the Funds' officers, it delivers cash to those who have sold securities to a Fund in return for such securities, and to those who have purchased portfolio securities from a Fund, it delivers such securities in return for their cash purchase price. It also collects income directly from issuers of securities owned by a Fund and holds this for payment to shareholders after deduction of the Fund's expenses. UMB Bank, n.a. also functions as manager and investment adviser to the Funds (see "Manager and Underwriter" in the Prospectus).

INDEPENDENT CERTIFIED
PUBLIC ACCOUNTANTS

The Funds' financial statements are examined annually by independent certified public accountants approved by the directors each year, and in years in which an annual meeting is held the directors may submit their selection of independent public accountants to the shareholders for ratification.

Reports to shareholders will be published at least semiannually.


Baird, Kurtz & Dobson, City Center Square,
Suite 2700, 1100 Main Street, Kansas City,
Missouri 64105, is the present independent certified public accountant for all of the Scout
Funds except the Scout Money Market Fund.

Geo S. Olive & Co. LLC, 20 N.W. 2nd Street,
Evansville, Indiana 47708, is the present independent certified public accountant for the Scout Money Market Fund.


FIXED INCOME SECURITIES
DESCRIBED AND RATINGS

In evaluating investment suitability, each investor must relate the characteristics of a particular investment under consideration to personal financial circumstances and goals.

Money market instruments are generally
described as short-term debt obligations issued by governments, corporations and financial institutions. Usually maturities are one year or less. The yield from this type of instrument is very sensitive to short-term lending conditions.
Thus, the income of money market funds will follow closely the trend of short-term interest rates, rising when those rates increase and declining when they fall.

Because of the short maturities, fluctuation in the principal value of money market-type securities resulting from changes in short-term interest rates normally will not be sufficient to change the net asset value (price) per share.
Although the Fund's shareholders can anticipate that this principal value stability will be reflected in the price of the Fund's shares, it cannot be guaranteed.

A money market security does not have the characteristics usually associated with a long-term investment. Long-term investors who commit their assets to a money market security must understand that short-term interest rates have a history of sharp and frequent peaks and valleys. Thus, there may be occasions when the rates are sufficiently low as to be unattractive when compared to the return on other types of investments. The investor who commits long-term funds to a short-term investment is exposed to the risks associated with buying and selling securities in anticipation of unpredictable future market events.

Money market funds are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that they will be able to maintain a stable net asset value of $1.00 per share.

Description of Bond Ratings:

Standard & Poor's Corporation (S&P).

AAA	-	Highest Grade.  These securities
possess the ultimate degree of
protection as to principal and
interest.  Marketwise, they move with
interest rates, and hence provide the
maximum safety on all counts.

AA	-	High Grade.  Generally, these bonds
differ from AAA issues only in a
small degree.  Here too, prices move
with the long-term money market.

A	-	Upper-medium Grade.  They have
considerable investment strength, but
are not entirely free from adverse
effects of changes in economic and
trade conditions.  Interest and
principal are regarded as safe.  They
predominantly reflect money rates in
their market behavior but, to some
extent, also economic conditions.

BBB	-	Bonds rated BBB are regarded as
having an adequate capacity to pay
principal and interest.  Whereas they
normally exhibit protection
parameters, adverse economic
conditions or changing
circumstances are more likely to lead
to a weakened capacity to pay
principal and interest for bonds in
this category than for bonds in the A
category.

BB, B, CCC, CC -.Bonds rated BB, B, CCC
and CC are regarded, on balance, as
predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service, Inc. (Moody's).

Aaa	-	Best Quality.  These securities carry
the smallest degree of investment
risk and are generally referred to as
"gilt-edge".  Interest payments are
protected by a large, or by an
exceptionally stable margin, and
principal is secure.  While the
various protective elements are likely
to change, such changes as can be
visualized are most unlikely to
impair the fundamentally strong
position of such issues.

Aa	-	High Quality by All Standards.
They are rated lower than the best
bonds because margins of protection
may not be as large as in Aaa
securities, fluctuation of protective
elements may be of greater
amplitude, or there may be other
elements present which make the
long-term risks appear somewhat
greater.

A	-	Upper-medium Grade.  Factors
giving security to principal and
interest are considered adequate, but
elements may be present which
suggest a susceptibility to
impairment sometime in the future.

Baa	-	Bonds which are rated Baa are
considered as medium grade
obligations, i.e., they are neither
highly protected nor poorly secured.
Interest payments and principal
security appear adequate for the
present, but certain protective
elements may be lacking or may be
characteristically unreliable over any
great length of time.  Such bonds
lack outstanding investment
characteristics and in fact have
speculative characteristics as well.
Ba	-	Bonds which are rated Ba are judged
to have predominantly speculative
elements; their future cannot be
considered as well assured.  Often the
protection of interest and principal
payments may be very moderate and
thereby not well safeguarded during
both good and bad times over the
future.  Uncertainty of position
characterizes bonds in this class.
B	-	Bonds which are rated B generally
lack characteristics of the desirable
investment.  Assurance of interest
and principal payments or
maintenance of other terms of the
contract over any long period of time
may be small.

Caa	-	Bonds which are rated Caa are of
poor standing.  Such issues may be in
default or there may be present
elements of danger with respect to
principal or interest.

Ca	-	Bonds which are rated Ca represent
obligations which are speculative in a
high degree.  Such issues are often in
default or have other marked
shortcomings.

Description of Commercial Paper Ratings:

Moody's . . . Moody's commercial paper rating is an opinion of the ability of an issuer to repay punctually promissory obligations not having an original maturity in excess of nine months.
Moody's has one rating - prime. Every such prime rating means Moody's believes that the commercial paper note will be redeemed as agreed. Within this single rating category are the following classifications:

Prime - 1      Highest Quality
Prime - 2      Higher Quality
Prime - 3      High Quality

The criteria used by Moody's for rating a commercial paper issuer under this graded system include, but are not limited to the following factors:

(1)	evaluation of the management of the
issuer;

(2)	economic evaluation of the issuer's
industry or industries and an appraisal
of speculative type risks which may be
inherent in certain areas;

(3)	evaluation of the issuer's products in
relation to competition and customer
acceptance;

(4)	liquidity;

(5)	amount and quality of long-term debt;

(6)	trend of earnings over a period of ten
years;

(7)	financial strength of a parent company
and relationships which exist with the
issuer; and

 (8)	recognition by the management of
obligations which may be present or
may arise as a result of public interest questions and preparations to meet such obligations.

S&P - Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 270 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

"A"	-	Issues assigned this highest rating
are regarded as having the greatest
capacity for timely payment.  Issues
in this category are further refined
with the designations  1, 2, and 3 to
indicate the relative degree of
safety.

"A-1"	-	This designation indicates that the
degree of safety regarding timely
payment is very strong.

"A-2"	-	Capacity for timely payment on
issues with this designation is
strong. However, the relative degree
of safety is not as overwhelming.

"A-3"	-	Issues carrying this designation
have a satisfactory capacity for
timely payment.  They are, however,
somewhat more vulnerable to the
adverse effects of changes in
circumstances than obligations
carrying the higher designations.

"B"	-	Issues rated "B" are regarded as
having only an adequate capacity
for timely payment.  Furthermore,
such capacity may be damaged by
changing conditions or short-term
adversities.

"C"	-	This rating is assigned to short-term
debt obligations with a doubtful
capacity for payment.

"D"	-	This rating indicates that the issuer
is either in default or is expected to
be in default upon maturity.

MUNICIPAL SECURITIES
DESCRIBED AND RATINGS

Municipal securities include bonds and other debt obligations issued by or on behalf of states, territories and possessions of the United States of America and the District of Columbia including their political subdivisions or their duly constituted authorities, agencies and instrumentalities, the interest on which is exempt from federal income tax.

Municipal securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, waterworks and sewer systems. Municipal securities also may be issued in connection with the refunding of outstanding obligations and obtaining funds to lend to other public institutions and facilities or for general operating expenses.

The two principal classifications of municipal bonds are "general obligation" and "revenue."
General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest.
Revenue bonds are payable only from the
revenues derived from a particular facility or class of facilities, or in some cases, from the proceeds of a special excise tax or other specific revenue source.

Scout Tax-Free Money Market Fund may
invest in industrial development bonds, the interest from which is exempt from federal income tax. Under certain circumstances,
"substantial users" of the facilities financed with such obligations, or persons related to "substantial users," may be required to pay federal income tax on this otherwise exempted interest. Such persons should consult the Internal Revenue Code and their financial adviser to determine whether or not this Fund is an appropriate investment for them.

There are a variety of hybrid and special types of municipal obligations, as well as numerous differences in the security of municipal bonds, both within and between the two principal classifications of general obligation and revenue.

Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Also included in this category are Construction Loan Notes, Short-Term Discount
Notes and Project Notes issued by a state or local housing agency but secured by the full faith and credit of the United States.

Yields on municipal securities depend on a variety of factors, such as the size of a particular offering, the maturity and the rating of the obligation, economic and monetary conditions, and conditions of the municipal securities market, including the volume of municipal securities available. Market values of municipal securities will vary according to the relation of their yields available. Consequently, the net asset value of Tax-Free Money Market Fund and its shares can be expected to change as the level of interest rates fluctuates.

Municipal obligations, like all other debt obligations, carry the risk of default. Through careful selection and supervision, and concentration in the higher-quality investment grade issues, management intends to reduce this risk.

Prices of outstanding municipal securities will fluctuate with changes in the interest rates on new issues. Thus, the price of Tax-Free Money
Market Fund's shares will tend to increase as the rates on new issues decline, and decrease whenever the current rate is rising.
Management will seek to minimize such share price fluctuation to the extent this can be achieved without detracting from Scout Tax-
Free Money Market Fund's primary objective of the highest quality and maturity characteristics of the portfolio.

Municipal securities are not traded as actively as other securities. Even though municipal securities will be redeemed at face value upon maturity, from time to time, when there has been no active trading in a particular portfolio holding, its interim pricing for the purpose of the daily valuation of Scout Tax-Free Money
Market Fund's shares may have to be based on other sources of information and methods deemed fair and reasonable by the Board of Directors. One principal method which is commonly used by funds and other investors who own municipal securities is called matrix pricing.

From time to time, proposals have been
introduced in Congress to restrict or eliminate the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. If such proposals were enacted, the availability of municipal securities for investment by Tax-Free Money Market Fund would be adversely affected. In such event, the Fund would re-evaluate its investment objective and policies and submit possible changes in the structure of the Fund for the consideration of the shareholders.

Income from the Tax-Free Money Market
Fund may be subject to the federal Alternative
Minimum Tax.

Ratings of Municipal Securities

The ratings of bonds by Moody's and Standard and Poor's Corporation represent their opinions of quality of the municipal bonds they undertake to rate. These ratings are general and are not absolute standards. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.

Both Moody's and S&P's Municipal Bond
Ratings cover obligations of states and political subdivisions. Ratings are assigned to general obligation and revenue bonds. General obligation bonds are usually secured by all resources available to the municipality and the factors outlined in the rating definitions below are weighted in determining the rating. Because revenue bonds in general are payable from specifically pledged revenues, the essential element in the security for a revenue bond is the quantity and quality of the pledged revenues available to pay debt service.

Although an appraisal of most of the same factors that bear on the quality of general obligation bond credit is usually appropriate in the rating analysis of a revenue bond, other factors are important, including particularly the competitive position of the municipal enterprise under review and the basic security covenants.
Although a rating reflects S&P's judgment as to the issuer's capacity for the timely payment of debt service, in certain instances it may also reflect a mechanism or procedure for an assured and prompt cure of a default, should one occur, i.e., an insurance program, federal or state guaranty, or the automatic withholding and use of state aid to pay the defaulted debt service.

S&P'S Ratings

AAA Prime - These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligation Bonds - In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds - Debt service coverage has
been, and is expected to remain, substantial.
Stability of the pledged revenues is also
exceptionally strong, due to the competitive
position of the municipal enterprise or to the
nature of the revenues.  Basic security provisions
(including rate covenant, earnings test for
issuance of additional bonds, debt service,
reserve requirements) are rigorous.  There is
evidence of superior management.
AA	-	High Grade	-	The investment
characteristics of general obligation and revenue bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated "AA" have the second strongest capacity for payment of debt service.

A	-	Good Grade	-	Principal and interest
payments on bonds in this category are regarded as safe. This rating describes the third strongest capacity for payment of debt service. It differs from the two higher ratings because:

General Obligation Bonds - There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management.
Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

Revenue Bonds - Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because ofincreased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appears adequate.

Moody's Ratings of Municipal Bonds

Aaa - Bonds which are rated Aaa are judged to be of the best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large, or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.
Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Moody's Ratings of Municipal Notes

MIG 1:	The best quality, enjoying strong
protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG 2: 	High quality, with margins of
protection ample, although not so large as in the preceding group.

MIG 3:	Favorable quality, with all security
elements accounted for, but lacking the
undeniable strength of the preceding grades.
Market access for refinancing, in particular, is likely to be less well established.

FINANCIAL STATEMENTS


The audited financial statements of Scout
Stock Fund, Inc., Scout Bond Fund, Inc., Scout
Money Market Fund, Inc., Scout Tax-Free
Money Market Fund, Inc., Scout Regional Fund,
Inc., Scout WorldWide Fund, Inc. and Scout
Balanced Fund, Inc. contained in the June 30,
1996, Annual Reports to Shareholders are incorporated herein by reference.

                                PART C

                          OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS.

          Herewith are all financial statements and exhibits filed as a part of this registration statement:

          (a)  Financial Statements:

               Included in Part A - Prospectus:

                    Per Share Capital and Income Changes

               Included in Part B - Statement of Additional
               Information:

                    The audited financial statements contained in the most recent Annual Report to Shareholders of Scout Stock Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc., Scout Tax-Free Money Market Fund, Inc., Scout Regional Fund, Inc., Scout WorldWide Fund, Inc. and Scout Balanced Fund, Inc. are incorporated by reference into Part
                    B. of this Registration Statement.

               Included in Part C - Other Information:

                    Consents of Independent Public Accountants Baird Kurtz & Dobson

                    Consents of Independent Public Accountants Geo. S. Olive & Co, LLC



          (b) *(1)  Registrant's Articles of Incorporation.

              *(2)  Registrant's Bylaws.

               (3) Not applicable, because there is no voting trust agreement.

              *(4) Specimen copy of each security to be issued by the registrant.

              *(5)  Form of Management Agreement between
                    United Missouri Bank and the Registrant.

              *(6) Form of principal Underwriting Agreement between Jones & Babson, Inc. and the
                    Registrant.

               (7) Not applicable, because there are no pension, bonus or other agreements for the benefit of directors and officers.

              *(8) Form of Custodian Agreement between Registrants and United Missouri Bank of Kansas City, N. A.

               (9) There are no other material contracts not made in the ordinary course of business between the Registrant and others.

              (10) Opinion and consent of counsel as to the legality of the registrant's securities being registered. (To be supplied annually pursuant to Rule 24f-2 of the Investment Company Act of 1940.)

              (11)  The consents of Baird, Kurtz & Dobson,
                    Independent Public Accountants.

                    The consent of Geo S. Olive & Co. LLC
                    Independent Public Accountants.

                  * Powers of Attorney

              (12)  Not applicable.

             *(13) Letter from contributors of initial capital to the Registrant that purchase was made for investment purposes without any present intention of redeeming or selling.

              (14)  Not applicable.

              (15)  Not applicable.

             *(16) Schedule for computation of performance quotations For Scout Stock Fund, Inc., Scout Bond Fund, Inc., Scout Money Market Fund, Inc., Scout Tax-Free Money Market Fund, Inc., Scout Regional Fund, Inc., Scout WorldWide Fund, Inc. and Scout Balanced Fund, Inc.

              (17)  Financial Data Schedules

*Previously filed and incorporated herein by reference.

Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL OF THE
          REGISTRANT.

          NONE

Item 26.  NUMBER OF HOLDERS OF SECURITIES.

The number of record holders of each class of securities of the Registrants as of October 18, 1996, is as follows:

               (1)                                     (2)
          Title of class                Number of Record Holders

          SCOUT MONEY MARKET FUND, INC.
               Common Stock $0.01 par value           734
                    (Federal Portfolio)
               Common Stock $0.01 par value         1,458
                    (Prime Portfolio)

          SCOUT STOCK FUND, INC.
               Common Stock $1.00 par value         2,863

          SCOUT BOND FUND, INC.
               Common Stock $1.00 par value         1,865

          SCOUT TAX-FREE MONEY MARKET FUND, INC.
               Common Stock $0.01 par value           127

          SCOUT REGIONAL FUND, INC.
               Common Stock $1.00 par value           659

          SCOUT WORLDWIDE FUND, INC.
               Common Stock $1.00 par value           197

          SCOUT BALANCED FUND, INC.
               Common Stock $1.00 par value            19

Item 27.  INDEMNIFICATION.

   (NOTE: The terms are identical for all Funds.)

          Under the terms of the Maryland General Corporation Law and the company's By-laws, the company shall indemnify any person who was or is a director, officer, or employee of the company to the maximum extent permitted by the Maryland General Corporation Law; provided however, that any such indemnification (unless ordered by a court) shall be made by the company only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made

          (i) by the Board of Directors by a majority vote of a quorum which consists of the directors who are neither "interested persons" of the company as defined in
               Section 2(a)(19) of the 1940 Act, nor parties to the proceedings, or

          (ii) if the required quorum is not obtainable or if a quorum of such directors so directs, by independent legal counsel in a written opinion.

          No indemnification will be provided by the company to any director or officer of the company for any liability to the company or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

          The principal business of UMB BANK, n.a. is banking and trust business. (Also discussed in Parts A and B)

Item 29.  PRINCIPAL UNDERWRITERS.

          (a) Jones & Babson, Inc., the only principal underwriter of the Registrants, also acts as principal underwriter for the David L. Babson Growth Fund, Inc., Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., D.L. Babson Bond Trust, Babson Value Fund, Inc., Shadow Stock Fund, Inc. and, Babson-Stewart Ivory International Fund, Inc., Buffalo Balanced Fund, Inc., Buffalo Equity Fund, Inc., Buffalo USA Global Fund, Inc. and Buffalo High Yield Fund, Inc.

          (b) Herewith is the information required by the following table with respect to each director, officer or partner of the only underwriter named in answer to Item 21 of Part B:

Name and Principal         Position and Offices  Positions and Offices
 Business Address         with Underwriter        with Registrants

Stephen S. Soden           Chairman and Director     None
BMA Tower
One Penn Valley Park
Kansas City, MO   64141

Larry D. Armel             President and Director    President and
2440 Pershing Road, G-15                             Director
Kansas City, MO 64108

Giorgio Balzer             Director                  None
BMA Tower
One Penn Valley Park
Kansas City, MO   64141

J. William Sayler          Director                  None
BMA Tower
One Penn Valley Park
Kansas City, MO   64141

Edward S. Ritter           Director                  None
BMA Tower
One Penn Valley Park
Kansas City, MO   64141

Robert N. Sawyer           Director                  None
BMA Tower
One Penn Valley Park
Kansas City, MO   64141

Vernon W. Voorhees         Director                  None
BMA Tower
One Penn Valley Park
Kansas City, MO   64141

P. Bradley Adams           Vice President and,      Vice President
2440 Pershing Road, G-15   Treasurer                and Treasurer
Kansas City, MO 64108

Martin A. Cramer           Vice President and      Vice President and
2440 Pershing Road, G-15   Secretary               Secretary
Kansas City, MO 64108

Michael A. Brummel         Vice President          Vice President
2440 Pershing Road, G-15
Kansas City, MO 64108

John G. Dyer               Assistant Secretary     Vice President
2440 Pershing Road, G-15
Kansas City, MO 64108

Elizabeth L. Allwood       Asst. Vice President    Vice President
2440 Pershing Road, G-15   & Asst. Secretary       & Asst. Secretary
Kanasas City, Missouri  64108

Constance E. Martin        Asst. Vice President    Vice President
2440 Pershing Road, G-15
Kanasas City, Missouri  64108

          (c) The principal underwriter does not receive any remuneration or compansation for the duties or services rendered to the Registrant pursuant to the principal underwriting Agreement.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS.

          Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder is in the physical possession of Jones & Babson, Inc., at Three Crown Center, 2440 Pershing Road, G-15, Kansas City, Missouri 64108.

Item 31.  MANAGEMENT SERVICES.

          All management services are covered in the management agreement between the Registrant and UMB Bank, n.a., which are discussed in Parts A and B.

Item 32.  DISTRIBUTION EXPENSES.

          Not applicable.

Item 33.  UNDERTAKINGS.

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Kansas City, and State of Missouri on the 18TH day of October, 1996.

                        Scout Money Market Fund, Inc.
                        (Registrant)

                        By Larry D. Armel
                           (Larry D. Armel, President)

     Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment #30 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Larry D. Armel             President, Principal Executive   October 18, 1996
Larry D. Armel             Officer, and Director

Eric T. Jager              Director                         October 18, 1996
Eric T. Jager*

William E. Hoffman         Director                         October 18, 1996
William E. Hoffman*

Stephen F. Rose            Director                         October 18, 1996
Stephen F. Rose*

Stuart Wien                Director                         October 18, 1996
Stuart Wien*

P. Bradley Adams           Treasurer and Principal          October 18, 1996
P. Bradley Adams           Financial and Accounting Officer

                          *Signed pursuant to Power of Attorney

                           By Larry D. Armel
                              Attorney-in Fact

                        REPRESENTATIONS OF COUNSEL

I assisted in the preparation of this Post Effective Amendment to the Fund's Registration Statement filed under the Securities Act of 1933 and the Amendment to the Fund's Registration Statement filed under the Investment Company Act of 1940. Based on my review it is my opinion that this amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

John G. Dyer               Attorney                      October 18, 1996
John G. Dyer


                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Kansas City, and State of Missouri on the 18TH day of October, 1996.

                        Scout Tax-Free Money Market Fund, Inc.
                        (Registrant)

                        By Larry D. Armel
                           (Larry D. Armel, President)

     Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment #30 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Larry D. Armel             President, Principal Executive   October 18, 1996
Larry D. Armel             Officer, and Director

Eric T. Jager              Director                         October 18, 1996
Eric T. Jager*

William E. Hoffman         Director                         October 18, 1996
William E. Hoffman*

Stephen F. Rose            Director                         October 18, 1996
Stephen F. Rose*

Stuart Wien                Director                         October 18, 1996
Stuart Wien*

P. Bradley Adams           Treasurer and Principal          October 18, 1996
P. Bradley Adams           Financial and Accounting Officer

                          *Signed pursuant to Power of Attorney

                           By Larry D. Armel
                              Attorney-in Fact

                        REPRESENTATIONS OF COUNSEL

I assisted in the preparation of this Post Effective Amendment to the Fund's Registration Statement filed under the Securities Act of 1933 and the Amendment to the Fund's Registration Statement filed under the Investment Company Act of 1940. Based on my review it is my opinion that this amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

John G. Dyer               Attorney                      October 18, 1996
John G. Dyer


                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Kansas City, and State of Missouri on the 18TH day of October, 1996.

                        Scout Stock Fund, Inc.
                        (Registrant)

                        By Larry D. Armel
                           (Larry D. Armel, President)

     Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment #29 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Larry D. Armel             President, Principal Executive   October 18, 1996
Larry D. Armel             Officer, and Director

Eric T. Jager              Director                         October 18, 1996
Eric T. Jager*

William E. Hoffman         Director                         October 18, 1996
William E. Hoffman*

Stephen F. Rose            Director                         October 18, 1996
Stephen F. Rose*

Stuart Wien                Director                         October 18, 1996
Stuart Wien*

P. Bradley Adams           Treasurer and Principal          October 18, 1996
P. Bradley Adams           Financial and Accounting Officer

                          *Signed pursuant to Power of Attorney

                           By Larry D. Armel
                              Attorney-in Fact

                        REPRESENTATIONS OF COUNSEL

I assisted in the preparation of this Post Effective Amendment to the Fund's Registration Statement filed under the Securities Act of 1933 and the Amendment to the Fund's Registration Statement filed under the Investment Company Act of 1940. Based on my review it is my opinion that this amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

John G. Dyer               Attorney                      October 18, 1996
John G. Dyer


                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Kansas City, and State of Missouri on the 18TH day of October, 1996.

                        Scout Bond Fund, Inc.
                        (Registrant)

                        By Larry D. Armel
                           (Larry D. Armel, President)

     Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment #29 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Larry D. Armel             President, Principal Executive   October 18, 1996
Larry D. Armel             Officer, and Director

Eric T. Jager              Director                         October 18, 1996
Eric T. Jager*

William E. Hoffman         Director                         October 18, 1996
William E. Hoffman*

Stephen F. Rose            Director                         October 18, 1996
Stephen F. Rose*

Stuart Wien                Director                         October 18, 1996
Stuart Wien*

P. Bradley Adams           Treasurer and Principal          October 18, 1996
P. Bradley Adams           Financial and Accounting Officer

                          *Signed pursuant to Power of Attorney

                           By Larry D. Armel
                              Attorney-in Fact

                        REPRESENTATIONS OF COUNSEL

I assisted in the preparation of this Post Effective Amendment to the Fund's Registration Statement filed under the Securities Act of 1933 and the Amendment to the Fund's Registration Statement filed under the Investment Company Act of 1940. Based on my review it is my opinion that this amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

John G. Dyer               Attorney                      October 18, 1996
John G. Dyer


                            SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Kansas City, and State of Missouri on the 18TH day of October, 1996.

                        Scout Regional Fund, Inc.
                        (Registrant)

                        By Larry D. Armel
                           (Larry D. Armel, President)

     Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment #24 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Larry D. Armel             President, Principal Executive   October 18, 1996
Larry D. Armel             Officer, and Director

Eric T. Jager              Director                         October 18, 1996
Eric T. Jager*

William E. Hoffman         Director                         October 18, 1996
William E. Hoffman*

Stephen F. Rose            Director                         October 18, 1996
Stephen F. Rose*

Stuart Wien                Director                         October 18, 1996
Stuart Wien*

P. Bradley Adams           Treasurer and Principal          October 18, 1996
P. Bradley Adams           Financial and Accounting Officer

                          *Signed pursuant to Power of Attorney

                           By Larry D. Armel
                              Attorney-in Fact

                        REPRESENTATIONS OF COUNSEL

I assisted in the preparation of this Post Effective Amendment to the Fund's Registration Statement filed under the Securities Act of 1933 and the Amendment to the Fund's Registration Statement filed under the Investment Company Act of 1940. Based on my review it is my opinion that this amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

John G. Dyer               Attorney                      October 18, 1996
John G. Dyer


                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Kansas City, and State of Missouri on the 18TH day of October, 1996.

                        Scout WorldWide Fund, Inc.
                        (Registrant)

                        By Larry D. Armel
                           (Larry D. Armel, President)

     Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment #12 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Larry D. Armel             President, Principal Executive   October 18, 1996
Larry D. Armel             Officer, and Director

Eric T. Jager              Director                         October 18, 1996
Eric T. Jager*

William E. Hoffman         Director                         October 18, 1996
William E. Hoffman*

Stephen F. Rose            Director                         October 18, 1996
Stephen F. Rose*

Stuart Wien                Director                         October 18, 1996
Stuart Wien*

P. Bradley Adams           Treasurer and Principal          October 18, 1996
P. Bradley Adams           Financial and Accounting Officer

                          *Signed pursuant to Power of Attorney

                           By Larry D. Armel
                              Attorney-in Fact

                        REPRESENTATIONS OF COUNSEL

I assisted in the preparation of this Post Effective Amendment to the Fund's Registration Statement filed under the Securities Act of 1933 and the Amendment to the Fund's Registration Statement filed under the Investment Company Act of 1940. Based on my review it is my opinion that this amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

John G. Dyer               Attorney                      October 18, 1996
John G. Dyer


                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Kansas City, and State of Missouri on the 18TH day of October, 1996.

                        Scout Balanced Fund, Inc.
                        (Registrant)

                        By Larry D. Armel
                           (Larry D. Armel, President)

     Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment #5 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Larry D. Armel             President, Principal Executive   October 18, 1996
Larry D. Armel             Officer, and Director

Eric T. Jager              Director                         October 18, 1996
Eric T. Jager*

William E. Hoffman         Director                         October 18, 1996
William E. Hoffman*

Stephen F. Rose            Director                         October 18, 1996
Stephen F. Rose*

Stuart Wien                Director                         October 18, 1996
Stuart Wien*

P. Bradley Adams           Treasurer and Principal          October 18, 1996
P. Bradley Adams           Financial and Accounting Officer

                          *Signed pursuant to Power of Attorney

                           By Larry D. Armel
                              Attorney-in Fact

                        REPRESENTATIONS OF COUNSEL

I assisted in the preparation of this Post Effective Amendment to the Fund's Registration Statement filed under the Securities Act of 1933 and the Amendment to the Fund's Registration Statement filed under the Investment Company Act of 1940. Based on my review it is my opinion that this amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

John G. Dyer               Attorney                      October 18, 1996
John G. Dyer